As filed with the Securities and Exchange Commission on May 1, 2026

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23761

NEUBERGER BERMAN ETF TRUST
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)

Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman ETF Trust
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
 (Names and Addresses of agents for service)

Registrant’s telephone number, including area code: (212) 476-8800

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Shareholders.

(a)	Following are copies of the semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Act.

Neuberger

China Equity ETF

Semi-Annual Shareholder Report

February 28, 2026

NBCE | NYSE Arca, Inc.

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at nb.com/NBCE-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
China Equity ETF	$40	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$16,092,605
Number of Portfolio Holdings	69
Portfolio Turnover Rate	52%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Contemporary Amperex Technology Co. Ltd. Class A	3.5%
China Merchants Bank Co. Ltd. Class A	3.3%
Montage Technology Co. Ltd. Class A	3.1%
Sieyuan Electric Co. Ltd. Class A	2.8%
Kweichow Moutai Co. Ltd. Class A	2.8%
Weichai Power Co. Ltd. Class A	2.6%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.5%
Zhongji Innolight Co. Ltd. Class A	2.3%
Ping An Insurance Group Co. of China Ltd. Class A	2.3%
Jiangsu Zhongtian Technology Co. Ltd. Class A	2.3%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	26.5%
Industrials	17.3%
Financials	16.9%
Materials	14.8%
Consumer Staples	5.8%
Health Care	5.0%
Consumer Discretionary	4.8%
Energy	3.6%
Utilities	1.5%
Real Estate	0.6%
Communication Services	0.6%
Short-Term Investments	2.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Country Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Value	Value
China	94.0%
United States	3.8%
Hong Kong	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/NBCE-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0328 04/26

Neuberger

Commodity Strategy ETF

Semi-Annual Shareholder Report

February 28, 2026

NBCM | NYSE Arca, Inc.

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at nb.com/nbcm-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Commodity Strategy ETF	$35	0.64%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$351,879,258
Number of Portfolio Holdings	189
Portfolio Turnover Rate	25%

What did the Fund invest in?

Top Commodity Holdings -  Long

(as a % of Total Notional Value)

Table Summary
Gold 100 Oz	17.6%
Copper	10.1%
Primary Aluminum	8.2%
Brent Crude	7.8%
Natural Gas	7.5%
Zinc	5.9%
WTI Crude	5.4%
Soybean Oil	4.7%
Soybean	4.4%
Silver	4.0%

Top Commodity Holdings - Short

(as % of Total Notional Value)

Table Summary
Primary Aluminum	(4.0)%
Copper	(3.6)%
Zinc	(3.1)%
Lead	(2.4)%
Nickel	(1.1)%
Tin	(1.1)%
Wheat	(0.3)%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/nbcm-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0329 04/26

Neuberger

Core Equity ETF

Semi-Annual Shareholder Report

February 28, 2026

NBCR | NYSE Arca, Inc.

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at nb.com/nbcr-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Core Equity ETF	$15	0.29%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$880,857,016
Number of Portfolio Holdings	207
Portfolio Turnover Rate	28%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	7.1%
Apple, Inc.	6.4%
Microsoft Corp.	4.9%
Alphabet, Inc. Class A	4.0%
Amazon.com, Inc.	3.3%
Alphabet, Inc. Class C	2.5%
Meta Platforms, Inc. Class A	2.4%
Broadcom, Inc.	2.3%
Aon PLC Class A	1.7%
Tesla, Inc.	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	28.4%
Financials	13.4%
Communication Services	12.2%
Consumer Discretionary	10.7%
Industrials	9.9%
Health Care	9.7%
Consumer Staples	4.7%
Energy	3.6%
Materials	2.9%
Utilities	2.3%
Real Estate	1.4%
Exchange-Traded Funds	0.5%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/nbcr-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0594 04/26

Neuberger

Disrupters ETF

Semi-Annual Shareholder Report

February 28, 2026

NBDS | NYSE Arca, Inc.

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at nb.com/NBDS-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Disrupters ETF	$26	0.55%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$27,375,475
Number of Portfolio Holdings	32
Portfolio Turnover Rate	20%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	8.0%
Nova Ltd.	6.2%
Intuitive Surgical, Inc.	5.0%
Advanced Micro Devices, Inc.	4.4%
ASML Holding NV	4.4%
Monolithic Power Systems, Inc.	4.1%
ARM Holdings PLC ADR	4.0%
Constellation Energy Corp.	3.7%
Amazon.com, Inc.	3.7%
Snowflake, Inc.	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	58.2%
Health Care	8.4%
Industrials	7.8%
Consumer Discretionary	7.1%
Financials	6.5%
Communication Services	5.1%
Utilities	3.7%
Short-Term Investments	3.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/NBDS-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0224 04/26

Neuberger

Growth ETF

Semi-Annual Shareholder Report

February 28, 2026

NBGX | NYSE Arca, Inc.

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at nb.com/NBGX-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Growth ETF	$21	0.43%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$13,391,995
Number of Portfolio Holdings	50
Portfolio Turnover Rate	16%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	10.2%
Alphabet, Inc. Class A	8.0%
Microsoft Corp.	7.5%
Apple, Inc.	6.9%
Amazon.com, Inc.	6.3%
Meta Platforms, Inc. Class A	4.6%
Broadcom, Inc.	3.9%
Netflix, Inc.	3.1%
Eli Lilly & Co.	3.0%
Visa, Inc. Class A	2.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	38.1%
Communication Services	16.3%
Consumer Discretionary	13.1%
Industrials	9.3%
Financials	8.2%
Health Care	6.5%
Utilities	2.8%
Consumer Staples	2.7%
Energy	0.7%
Short-Term Investments	2.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/NBGX-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

AA0057 04/26

Neuberger

Japan Equity ETF

Semi-Annual Shareholder Report

February 28, 2026

NBJP | NYSE Arca, Inc.

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at nb.com/nbjp-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Japan Equity ETF	$28	0.49%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$125,392,256
Number of Portfolio Holdings	61
Portfolio Turnover Rate	32%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Mizuho Financial Group, Inc.	4.0%
Sumitomo Realty & Development Co. Ltd.	3.8%
Sumitomo Electric Industries Ltd.	3.8%
Tokio Marine Holdings, Inc.	3.2%
Taisei Corp.	3.1%
Kinden Corp.	3.1%
Toyota Motor Corp.	3.0%
Tokyo Electron Ltd.	2.9%
Niterra Co. Ltd.	2.9%
Ebara Corp.	2.8%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	34.4%
Consumer Discretionary	18.9%
Financials	13.4%
Information Technology	11.6%
Real Estate	8.6%
Materials	4.9%
Health Care	4.7%
Communication Services	1.1%
Short-Term Investments	2.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Country Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Value	Value
Japan	97.6%
United States	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/nbjp-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

AA0059 04/26

Neuberger

Option Strategy ETF

Semi-Annual Shareholder Report

February 28, 2026

NBOS | NYSE Arca, Inc.

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at nb.com/NBOS-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Option Strategy ETF	$28	0.55%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$442,417,470
Number of Portfolio Holdings	23
Portfolio Turnover Rate	66%

What did the Fund invest in?

Top Ten Options Exposure

(as a % of Total Notional Value of Put Options Written)

Table Summary
SPDR S&P 500 ETF Trust $685, due 03/20/26	24.2%
SPDR S&P 500 ETF Trust $682, due 03/27/26	24.1%
SPDR S&P 500 ETF Trust $684, due 03/13/26	18.9%
SPDR S&P 500 ETF Trust $689, due 03/06/26	13.1%
SPDR S&P 500 ETF Trust $678, due 03/06/26	11.8%
SPDR S&P 500 ETF Trust $683, due 03/13/26	5.4%
SPDR S&P 500 ETF Trust $682, due 03/20/26	0.6%
SPDR S&P 500 ETF Trust $683, due 03/27/26	0.4%
SPDR S&P 500 ETF Trust $681, due 03/27/26	0.4%
SPDR S&P 500 ETF Trust $695, due 03/13/26	0.3%

Collateral Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
U.S. Treasury Obligations	Value
Less than 1 year	54.2%
1 to 3 years	42.7%
Short-Term Investments	3.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/NBOS-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0324 04/26

Neuberger

Small-Mid Cap ETF

Semi-Annual Shareholder Report

February 28, 2026

NBSM | NYSE Arca, Inc.

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at nb.com/nbsm-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Small-Mid Cap ETF	$32	0.64%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$226,217,718
Number of Portfolio Holdings	64
Portfolio Turnover Rate	25%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional Treasury Money Market Fund Premier Class	6.0%
Tidewater, Inc.	2.6%
Valmont Industries, Inc.	2.6%
Brady Corp. Class A	2.3%
Gates Industrial Corp. PLC	2.3%
Kirby Corp.	2.3%
White Mountains Insurance Group Ltd.	2.2%
Littelfuse, Inc.	2.2%
RBC Bearings, Inc.	2.2%
CNX Resources Corp.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	33.9%
Financials	16.8%
Information Technology	14.4%
Energy	6.0%
Utilities	5.7%
Health Care	5.0%
Real Estate	2.9%
Consumer Discretionary	2.9%
Communication Services	2.6%
Materials	2.1%
Consumer Staples	1.7%
Short-Term Investments	6.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/nbsm-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0332 04/26

(b)	Not applicable to the Registrant.

Item 2.  Code of Ethics.
The Board of Trustees (“Board”) of Neuberger Berman ETF Trust (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger High Yield Strategies Fund Inc.’s Form N-CSR, Investment Company Act file number 811-22396 (filed December 30, 2025). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).
Item 3.  Audit Committee Financial Expert.
Not applicable to semi-annual reports on Form N-CSR.
Item 4.  Principal Accountant Fees and Services.
Not applicable to semi-annual reports on Form N-CSR.
Item 5.  Audit Committee of Listed Registrants.
(a)	Not applicable to semi-annual reports on Form N-CSR.

(b)	Not applicable to the Registrant.

Item 6.  Investments.
(a)	The complete schedule of investments for each series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Neuberger Berman

ETF Trust

China Equity ETF
Commodity Strategy ETF
Core Equity ETF
Disrupters ETF
Growth ETF
Japan Equity ETF
Option Strategy ETF
Small-Mid Cap ETF

Semi-Annual Financial Statements and Other Information
February 28, 2026

The "Neuberger Berman" and "Neuberger" names and logos and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund names in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend February 28, 2026 (Unaudited)

Neuberger Berman ETF Trust
Counterparties:
SSB	= State Street Bank and Trust Company
Other Abbreviations:
ADR	= American Depositary Receipt
Management or NBIA	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate
Currency Abbreviations:
USD	= United States Dollar

Schedule of Investments China Equity ETF^ (Unaudited)  February 28, 2026

Number of Shares		Value
Common Stocks 97.8%
Automobile Components 1.2%
34,000	Minth Group Ltd.	$190,700
Automobiles 0.8%
9,800	BYD Co. Ltd. Class A	127,584
Banks 7.4%
72,700	Bank of Hangzhou Co. Ltd. Class A	172,191
149,000	Bank of Jiangsu Co. Ltd. Class A	224,775
94,200	China Merchants Bank Co. Ltd. Class A	532,040
256,100	Industrial & Commercial Bank of China Ltd. Class A	258,308
		1,187,314
Beverages 3.9%
5,200	Eastroc Beverage Group Co. Ltd. Class A	183,084
2,098	Kweichow Moutai Co. Ltd. Class A	444,935
		628,019
Biotechnology 3.0%
5,391	BeOne Medicines Ltd. Class A*	202,491
3,750	Duality Biotherapeutics, Inc.*	150,989
12,000	Innovent Biologics, Inc.*(a)	130,532
		484,012
Capital Markets 5.3%
57,600	China Galaxy Securities Co. Ltd. Class A	122,658
80,000	China International Capital Corp. Ltd. Class H(a)	207,173
51,900	East Money Information Co. Ltd. Class A	170,356
35,900	GF Securities Co. Ltd. Class A	109,047
75,500	Huatai Securities Co. Ltd. Class A	235,276
		844,510
Chemicals 7.8%
18,100	Jiangsu Yangnong Chemical Co. Ltd. Class A	212,372
28,800	Shandong Sinocera Functional Material Co. Ltd. Class A	160,605
28,100	Skshu Paint Co. Ltd. Class A	214,287
13,600	Sunresin New Materials Co. Ltd. Class A	148,095
30,800	Tianqi Lithium Corp. Class A*	254,091
42,300	Zhejiang Juhua Co. Ltd. Class A	256,481
		1,245,931
Number of Shares		Value
Communications Equipment 4.5%
2,700	Suzhou TFC Optical Communication Co. Ltd. Class A	$145,097
11,000	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class H(a)	209,219
4,800	Zhongji Innolight Co. Ltd. Class A	373,598
		727,914
Electrical Equipment 9.4%
11,420	Contemporary Amperex Technology Co. Ltd. Class A	569,281
86,600	Jiangsu Zhongtian Technology Co. Ltd. Class A	367,815
14,300	Sieyuan Electric Co. Ltd. Class A	446,934
5,700	Sungrow Power Supply Co. Ltd. Class A	120,051
		1,504,081
Electronic Equipment, Instruments & Components 5.9%
38,300	Chaozhou Three-Circle Group Co. Ltd. Class A	352,249
116,000	Kingboard Laminates Holdings Ltd.	350,518
34,300	Luxshare Precision Industry Co. Ltd. Class A	251,069
		953,836
Energy Equipment & Services 1.7%
15,900	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	271,773
Entertainment 0.6%
25,200	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	89,989
Food Products 1.9%
20,100	Anjoy Foods Group Co. Ltd. Class H	207,464
15,200	Muyuan Foods Co. Ltd. Class A	103,906
		311,370
Hotels, Restaurants & Leisure 1.0%
44,400	Guming Holdings Ltd.	161,632
Household Durables 1.8%
25,500	Midea Group Co. Ltd. Class A	292,284
Independent Power and Renewable Electricity Producers 1.5%
65,000	China Yangtze Power Co. Ltd. Class A	246,704
Insurance 4.3%
54,700	China Pacific Insurance Group Co. Ltd. Class A	325,369

See Notes to Financial Statements

Schedule of Investments China Equity ETF^ (Unaudited)  (cont’d)

Number of Shares		Value
Insurance – cont'd
40,500	Ping An Insurance Group Co. of China Ltd. Class A	$372,424
		697,793
IT Services 0.9%
166,000	Kingsoft Cloud Holdings Ltd.*	151,499
Life Sciences Tools & Services 0.8%
15,300	Hangzhou Tigermed Consulting Co. Ltd. Class A	133,000
Machinery 7.2%
42,600	Neway Valve Suzhou Co. Ltd. Class A	347,712
101,700	Weichai Power Co. Ltd. Class A	412,976
109,500	XCMG Construction Machinery Co. Ltd. Class A	195,671
47,600	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class H	205,893
		1,162,252
Metals & Mining 7.1%
41,700	Chifeng Jilong Gold Mining Co. Ltd. Class A	242,632
33,500	China Hongqiao Group Ltd.	151,841
10,800	China Rare Earth Resources & Technology Co. Ltd. Class A*	102,288
39,500	Chuangxin Industries Holdings Ltd.*	119,660
95,900	CMOC Group Ltd. Class A	335,329
19,300	Xiamen Tungsten Co. Ltd. Class A	197,337
		1,149,087
Oil, Gas & Consumable Fuels 2.0%
105,000	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	314,961
Passenger Airlines 0.8%
188,000	China Eastern Airlines Corp. Ltd. Class H*	133,369
Pharmaceuticals 1.2%
23,500	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	193,731
Real Estate Management & Development 0.6%
23,000	China Resources Land Ltd.	93,430
Number of Shares		Value
Semiconductors & Semiconductor Equipment 12.8%
1,953	Cambricon Technologies Corp. Ltd. Class A*	$335,328
15,000	Hua Hong Semiconductor Ltd. Class H*(a)	185,501
20,833	Montage Technology Co. Ltd. Class A	496,620
4,465	NAURA Technology Group Co. Ltd. Class A	307,097
78,917	Qingdao Gaoce Technology Co. Ltd. Class A	200,259
17,600	SICC Co. Ltd. Class H*	145,328
13,492	Smartsens Technology Shanghai Co. Ltd. Class A	191,559
32,257	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	200,993
		2,062,685
Software 1.5%
2,442	Beijing Kingsoft Office Software, Inc. Class A	107,192
123,600	Horizon Robotics*	129,708
		236,900
Technology Hardware, Storage & Peripherals 0.9%
14,800	Ugreen Group Ltd. Class A	146,925

Total Common Stocks (Cost $12,977,108)		15,743,285

Short-Term Investments 2.6%
Investment Companies 2.6%
411,211	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.63%(b) (Cost $411,211)	411,211
Total Investments 100.4% (Cost $13,388,319)		16,154,496
Liabilities Less Other Assets (0.4)%		(61,891)
Net Assets 100.0%		$16,092,605

*	Non-income producing security.

See Notes to Financial Statements

Schedule of Investments China Equity ETF^ (Unaudited)  (cont’d)

(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at February 28, 2026 amounted to $732,425, which represents 4.6% of net assets of the
Fund.

(b)	Represents 7-day effective yield as of February 28, 2026.

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
China	$15,190,276	94.4%
Hong Kong	350,518	2.2%
United States	202,491	1.2%
Short-Term Investments and Other Liabilities—Net	349,320	2.2%
	$16,092,605	100.0%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$15,743,285	$—	$—	$15,743,285
Short-Term Investments	—	411,211	—	411,211
Total Investments	$15,743,285	$411,211	$—	$16,154,496

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  February 28, 2026

Principal Amount		Value
U.S. Treasury Obligations 9.1%
	U.S. Treasury Bills
$27,000,000	3.62%, due 3/3/2026	$26,997,295 (a)
5,000,000	3.61%, due 3/24/2026	4,988,947 (a)
Total U.S. Treasury Obligations (Cost $31,983,030)		31,986,242
Asset-Backed Securities 14.2%
Automobiles 11.8%
1,853,000	Ally Auto Receivables Trust, Series 2025-1, Class A2, 4.03%, due 7/17/2028	1,854,099
	BMW Vehicle Lease Trust
133,913	Series 2024-2, Class A2A, 4.29%, due 1/25/2027	133,971
493,242	Series 2025-1, Class A2A, 4.43%, due 9/27/2027	494,774
242,147	Capital One Prime Auto Receivables Trust, Series 2024-1, Class A2A, 4.61%, due 10/15/2027	242,362
	CarMax Auto Owner Trust
165,290	Series 2024-4, Class A2A, 4.67%, due 12/15/2027	165,507
601,614	Series 2025-3, Class A2A, 4.42%, due 8/15/2028	602,873
	Ford Credit Auto Lease Trust
611,475	Series 2025-A, Class A2A, 4.57%, due 8/15/2027	612,575
283,000	Series 2026-A, Class A2A, 3.83%, due 8/15/2028	283,278
	Ford Credit Auto Owner Trust
1,081,419	Series 2025-A, Class A2A, 4.47%, due 12/15/2027	1,084,007
1,742,000	Series 2025-B, Class A2A, 3.88%, due 6/15/2028	1,742,487
2,689,000	GM Financial Automobile Leasing Trust, Series 2026-1, Class A2, 3.77%, due 4/20/2028	2,689,882
759,366	GM Financial Consumer Automobile Receivables Trust, Series 2025-3, Class A2A, 4.32%, due 6/16/2028	761,008
	Honda Auto Receivables Owner Trust
94,521	Series 2024-4, Class A2, 4.56%, due 3/15/2027	94,574
2,081,000	Series 2025-3, Class A2A, 4.19%, due 3/21/2028	2,085,623
	Hyundai Auto Lease Securitization Trust
722,377	Series 2025-C, Class A2A, 4.37%, due 1/18/2028	724,786 (b)
2,382,000	Series 2026-A, Class A2A, 3.85%, due 5/15/2028	2,383,293 (b)
	Hyundai Auto Receivables Trust
37,021	Series 2024-B, Class A2A, 5.15%, due 6/15/2027	37,050
144,281	Series 2024-C, Class A2A, 4.53%, due 9/15/2027	144,453
503,852	Series 2025-A, Class A2A, 4.33%, due 12/15/2027	504,588
1,705,000	Series 2025-D, Class A2A, 4.03%, due 11/15/2028	1,709,540
	Mercedes-Benz Auto Lease Trust
1,943,000	Series 2025-B, Class A2A, 3.86%, due 3/15/2028	1,943,420
1,143,000	Series 2026-A, Class A2A, 3.83%, due 7/17/2028	1,142,802
477,000	Nissan Auto Lease Trust, Series 2026-A, Class A2A, 3.90%, due 5/15/2028	477,425
	Nissan Auto Receivables Owner Trust
186,993	Series 2024-B, Class A2A, 4.51%, due 6/15/2027	187,127
1,279,940	Series 2025-A, Class A2A, 4.50%, due 2/15/2028	1,283,556
512,000	PenFed Auto Receivables Owner Trust, Series 2025-A, Class A2, 4.12%, due 9/15/2028	512,606 (b)
115,009	SBNA Auto Lease Trust, Series 2025-A, Class A2, 4.68%, due 4/20/2027	115,068 (b)
	SFS Auto Receivables Securitization Trust
332,009	Series 2025-2A, Class A2, 4.52%, due 11/20/2028	332,786 (b)
2,040,914	Series 2025-3A, Class A2, 4.11%, due 3/20/2029	2,043,363 (b)

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Automobiles – cont'd
$665,000	Series 2026-1A, Class A2A, 3.91%, due 8/20/2029	$665,414 (b)
	Stellantis Financial Underwritten Enhanced Lease Trust
291,000	Series 2025-BA, Class A2, 4.31%, due 5/22/2028	291,940 (b)
1,945,000	Series 2025-CA, Class A2, 4.06%, due 6/20/2028	1,949,521 (b)
	Toyota Auto Receivables Owner Trust
169,200	Series 2024-D, Class A2A, 4.55%, due 8/16/2027	169,355
632,446	Series 2025-A, Class A2A, 4.48%, due 11/15/2027	633,291
1,773,794	Series 2025-C, Class A2A, 4.29%, due 6/15/2028	1,777,803
1,189,000	Series 2026-A, Class A2A, 3.80%, due 12/15/2028	1,189,471
	Toyota Lease Owner Trust
406,256	Series 2025-A, Class A2A, 4.58%, due 7/20/2027	407,068 (b)
1,444,342	Series 2025-B, Class A2A, 3.91%, due 5/22/2028	1,446,029 (b)
1,509,000	USAA Auto Owner Trust, Series 2025-A, Class A2, 3.98%, due 3/15/2028	1,509,861 (b)
596,209	USB Auto Owner Trust, Series 2025-1A, Class A2, 4.51%, due 6/15/2028	597,441 (b)
1,277,000	Volkswagen Auto Lease Trust, Series 2025-B, Class A2A, 3.97%, due 4/20/2028	1,278,074
	Volkswagen Auto Loan Enhanced Trust
615,728	Series 2024-1, Class A2A, 4.65%, due 11/22/2027	617,194
936,233	Series 2025-1, Class A2A, 4.51%, due 1/20/2028	938,225
	World Omni Auto Receivables Trust
318,479	Series 2025-A, Class A2A, 4.49%, due 4/17/2028	318,855
1,310,000	Series 2026-A, Class A2A, 3.71%, due 4/16/2029	1,309,496
190,921	World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A2A, 4.35%, due 12/15/2027	191,264
		41,679,185
Other 2.2%
40,688	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, due 6/21/2028	40,741 (b)
128,072	Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, due 1/21/2031	129,265 (b)
8,051	Auxilior Term Funding LLC, Series 2024-1A, Class A2, 5.84%, due 3/15/2027	8,057 (b)
136,960	CCG Receivables Trust, Series 2023-1, Class A2, 5.82%, due 9/16/2030	137,402 (b)
	CNH Equipment Trust
533,272	Series 2025-A, Class A2A, 4.30%, due 8/15/2028	534,418
1,687,000	Series 2026-A, Class A2A, 3.82%, due 6/15/2029	1,688,476
175,719	DLLAA LLC, Series 2025-1A, Class A2, 4.70%, due 10/20/2027	176,310 (b)
196,734	Dllad LLC, Series 2024-1A, Class A2, 5.50%, due 8/20/2027	197,441 (b)
478,000	DLLAD LLC, Series 2025-1A, Class A2, 4.46%, due 11/20/2028	480,408 (b)
380,000	HPEFS Equipment Trust, Series 2025-1A, Class A2, 4.49%, due 9/20/2032	381,078 (b)
909,000	John Deere Owner Trust, Series 2025-B, Class A2A, 4.28%, due 7/17/2028	911,280
	Kubota Credit Owner Trust
768,000	Series 2025-2A, Class A2, 4.48%, due 4/17/2028	771,652 (b)
683,000	Series 2026-1A, Class A2, 3.84%, due 1/16/2029	683,581 (b)
1,113,000	Verizon Master Trust, Series 2024-3, Class A1B, (30 day USD SOFR Average + 0.58%), 4.24%, due 4/22/2030	1,114,918 (c)
602,000	Volvo Financial Equipment LLC, Series 2025-2A, Class A2, 3.96%, due 6/15/2028	602,309 (b)
		7,857,336

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Total Credit Card 0.2%
$553,000	Evergreen Credit Card Trust, Series 2025-1A, Class A, (Secured Overnight Financing Rate + 0.59%), 4.26%, due 10/15/2029	$555,115 (b)(c)
Total Asset-Backed Securities (Cost $50,015,231)		50,091,636

Corporate Bonds 53.0%
Aerospace & Defense 1.1%
3,784,000	General Electric Co., (3 mo. USD Term SOFR + 0.64%), 4.30%, due 5/5/2026	3,786,509 (c)
Agriculture 0.8%
2,795,000	Philip Morris International, Inc., (Secured Overnight Financing Rate + 0.83%), 4.51%, due 4/28/2028	2,811,175 (c)
Auto Manufacturers 1.1%
2,185,000	General Motors Financial Co., Inc., 5.40%, due 4/6/2026	2,187,354
1,700,000	Toyota Motor Credit Corp., (Secured Overnight Financing Rate Index + 0.45%), 4.13%, due 4/10/2026	1,700,474 (c)
3,887,828
Banks 20.3%
Bank of America Corp.
5,475,000	(Secured Overnight Financing Rate + 1.35%), 5.04%, due 9/15/2027	5,502,625 (c)
1,190,000	(Secured Overnight Financing Rate + 1.05%), 4.73%, due 2/4/2028	1,196,433 (c)
960,000	Bank of New York Mellon, (Secured Overnight Financing Rate Index + 0.71%), 4.39%, due 4/20/2027	960,570 (c)
5,815,000	Bank of New York Mellon Corp., (Secured Overnight Financing Rate Index + 0.68%), 4.39%, due 6/9/2028	5,832,751 (c)
3,110,000	Citibank NA, (Secured Overnight Financing Rate + 0.71%), 4.40%, due 11/19/2027	3,117,811 (c)
4,100,000	Citigroup, Inc., (Secured Overnight Financing Rate + 1.14%), 4.83%, due 5/7/2028	4,123,532 (c)
2,120,000	Fifth Third Bank NA, (Secured Overnight Financing Rate + 0.81%), 4.49%, due 1/28/2028	2,122,710 (c)
Goldman Sachs Group, Inc.
4,005,000	(Secured Overnight Financing Rate + 1.85%), 5.54%, due 3/15/2028	4,059,058 (c)
3,320,000	(Secured Overnight Financing Rate + 1.29%), 4.97%, due 4/23/2028	3,345,146 (c)
JPMorgan Chase & Co.
3,450,000	(Secured Overnight Financing Rate + 1.20%), 4.88%, due 1/23/2028	3,472,290 (c)
2,935,000	(Secured Overnight Financing Rate + 0.92%), 4.60%, due 4/22/2028	2,950,543 (c)
Morgan Stanley Bank NA
1,200,000	(Secured Overnight Financing Rate + 0.69%), 4.37%, due 10/15/2027	1,202,424 (c)
5,940,000	(Secured Overnight Financing Rate + 0.87%), 4.55%, due 5/26/2028	5,962,181 (c)
1,835,000	Nordea Bank Abp, (Secured Overnight Financing Rate + 0.74%), 4.43%, due 3/19/2027	1,844,166 (b)(c)
3,775,000	PNC Bank NA, (Secured Overnight Financing Rate + 0.73%), 4.41%, due 7/21/2028	3,781,908 (c)
945,000	PNC Financial Services Group, Inc., (Secured Overnight Financing Rate + 0.62%), 4.30%, due 1/26/2029	944,660 (c)
State Street Corp.
700,000	(Secured Overnight Financing Rate + 0.85%), 4.53%, due 8/3/2026	701,177 (c)
2,795,000	(Secured Overnight Financing Rate + 0.64%), 4.32%, due 10/22/2027	2,806,398 (c)
4,865,000	Truist Bank, (Secured Overnight Financing Rate + 0.77%), 4.45%, due 7/24/2028	4,874,341 (c)
5,675,000	U.S. Bank NA, (Secured Overnight Financing Rate + 0.69%), 4.37%, due 10/22/2027	5,683,739 (c)

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Banks – cont'd
$7,025,000	Wells Fargo & Co., (Secured Overnight Financing Rate + 0.78%), 4.46%, due 1/24/2028	$7,043,124 (c)
71,527,587
Beverages 0.8%
2,775,000	Pepsico Singapore Financing I Pte. Ltd., (Secured Overnight Financing Rate Index + 0.56%), 4.25%, due 2/16/2027	2,784,788 (c)
Commercial Services 0.5%
1,875,000	PayPal Holdings, Inc., (Secured Overnight Financing Rate + 0.67%), 4.38%, due 3/6/2028	1,879,545 (c)
Diversified Financial Services 1.3%
3,830,000	American Express Co., (Secured Overnight Financing Rate Index + 1.00%), 4.69%, due 2/16/2028	3,851,076 (c)
755,000	Mastercard, Inc., (Secured Overnight Financing Rate Index + 0.44%), 4.13%, due 3/15/2028	759,034 (c)
4,610,110
Electric 3.9%
2,440,000	Consolidated Edison Co. of New York, Inc., (Secured Overnight Financing Rate Index + 0.52%), 4.21%, due 11/18/2027	2,443,606 (c)
735,000	Constellation Energy Generation LLC, (Secured Overnight Financing Rate + 0.60%), 4.28%, due 1/8/2028	736,318 (c)
3,520,000	Duke Energy Florida LLC, 3.20%, due 1/15/2027	3,503,137
2,235,000	Georgia Power Co., (Secured Overnight Financing Rate Index + 0.28%), 3.97%, due 9/15/2026	2,235,357 (c)
770,000	NextEra Energy Capital Holdings, Inc., (Secured Overnight Financing Rate Index + 0.80%), 4.48%, due 2/4/2028	774,812 (c)
4,105,000	Virginia Electric & Power Co., 3.50%, due 3/15/2027	4,090,087
13,783,317
Electronics 0.6%
2,000,000	Amphenol Corp., (Secured Overnight Financing Rate + 0.53%), 4.22%, due 11/15/2027	2,003,609 (c)
Healthcare - Products 1.5%
5,110,000	Abbott Laboratories, (Secured Overnight Financing Rate Index + 0.50%), 4.19%, due 3/9/2029	5,110,204 (c)
Healthcare - Services 0.9%
3,281,000	UnitedHealth Group, Inc., (Secured Overnight Financing Rate + 0.50%), 4.18%, due 7/15/2026	3,284,786 (c)
Insurance 3.4%
Athene Global Funding
1,540,000	(Secured Overnight Financing Rate Index + 0.83%), 4.51%, due 1/7/2027	1,542,136 (b)(c)
1,535,000	(Secured Overnight Financing Rate Index + 1.00%), 4.69%, due 9/18/2028	1,530,855 (b)(c)
2,190,000	Corebridge Global Funding, (Secured Overnight Financing Rate + 1.30%), 4.99%, due 9/25/2026	2,200,795 (b)(c)
730,000	Marsh & McLennan Cos., Inc., (Secured Overnight Financing Rate Index + 0.70%), 4.38%, due 11/8/2027	732,542 (c)
New York Life Global Funding
2,480,000	(Secured Overnight Financing Rate + 0.58%), 4.27%, due 8/28/2026	2,484,565 (b)(c)
1,605,000	(Secured Overnight Financing Rate + 0.41%), 4.09%, due 2/5/2027	1,607,398 (b)(c)
1,815,000	Principal Life Global Funding II, (Secured Overnight Financing Rate + 0.81%), 4.50%, due 8/18/2028	1,815,901 (b)(c)
11,914,192
Internet 0.8%
2,810,000	Alphabet, Inc., (Secured Overnight Financing Rate + 0.52%), 4.21%, due 11/15/2028	2,828,206 (c)

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Machinery - Construction & Mining 1.7%
Caterpillar Financial Services Corp.
$2,915,000	(Secured Overnight Financing Rate + 0.52%), 4.21%, due 5/14/2027	$2,926,268 (c)
2,845,000	(Secured Overnight Financing Rate + 0.58%), 4.27%, due 11/14/2028	2,858,273 (c)
5,784,541
Machinery - Diversified 1.6%
John Deere Capital Corp.
3,035,000	(Secured Overnight Financing Rate + 0.44%), 4.16%, due 3/6/2026	3,035,105 (c)
1,620,000	(Secured Overnight Financing Rate + 0.40%), 4.09%, due 1/5/2027	1,621,364 (c)
845,000	(Secured Overnight Financing Rate + 0.60%), 4.31%, due 6/11/2027	848,914 (c)
5,505,383
Miscellaneous Manufacturer 0.6%
2,205,000	Siemens Funding BV, (Secured Overnight Financing Rate + 0.64%), 4.33%, due 5/26/2028	2,215,582 (b)(c)
Oil & Gas 2.1%
2,850,000	BP Capital Markets America, Inc., 3.02%, due 1/16/2027	2,830,775
Chevron USA, Inc.
2,350,000	(Secured Overnight Financing Rate Index + 0.36%), 4.05%, due 2/26/2027	2,355,196 (c)
2,325,000	(Secured Overnight Financing Rate + 0.57%), 4.26%, due 8/13/2028	2,341,473 (c)
7,527,444
Pharmaceuticals 4.0%
1,785,000	AbbVie, Inc., (Secured Overnight Financing Rate Index + 0.48%), 4.17%, due 3/3/2028	1,788,641 (c)
1,395,000	Eli Lilly & Co., (Secured Overnight Financing Rate + 0.53%), 4.21%, due 10/15/2028	1,403,345 (c)
2,830,000	GlaxoSmithKline Capital PLC, (Secured Overnight Financing Rate + 0.50%), 4.19%, due 3/12/2027	2,838,631 (c)
2,630,000	Novartis Capital Corp., (Secured Overnight Financing Rate + 0.52%), 4.20%, due 11/5/2028	2,648,778 (c)
2,285,000	Pfizer, Inc., (Secured Overnight Financing Rate + 0.50%), 4.19%, due 11/15/2027	2,293,043 (c)
3,110,000	Sanofi SA, (Secured Overnight Financing Rate + 0.46%), 4.14%, due 11/3/2027	3,123,203 (c)
14,095,641
Pipelines 1.8%
2,635,000	Enbridge, Inc., 5.90%, due 11/15/2026	2,666,966
3,445,000	Enterprise Products Operating LLC, 4.60%, due 1/11/2027	3,467,416
6,134,382
Real Estate Investment Trusts 0.7%
2,505,000	Simon Property Group LP, 1.38%, due 1/15/2027	2,453,903
Software 1.3%
Oracle Corp.
3,485,000	1.65%, due 3/25/2026	3,478,902
1,070,000	(Secured Overnight Financing Rate + 0.76%), 4.44%, due 8/3/2028	1,058,673 (c)
4,537,575
Telecommunications 2.2%
6,340,000	AT&T, Inc., 1.70%, due 3/25/2026	6,330,657
150,000	T-Mobile USA, Inc., 2.63%, due 4/15/2026	149,726

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)

Principal Amount		Value

Telecommunications – cont'd
$1,320,000	Verizon Communications, Inc., 4.13%, due 3/16/2027	$1,324,707
		7,805,090

Total Corporate Bonds (Cost $186,039,274)		186,271,397
Number of Shares
Short-Term Investments 14.0%
Investment Companies 14.0%
49,468,005	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.63%(d) (Cost $49,468,005)	49,468,005
Total Investments 90.3% (Cost $317,505,540)		317,817,280
Other Assets Less Liabilities 9.7%		34,061,978 (e)
Net Assets 100.0%		$351,879,258

(a)	Rate shown was the discount rate at the date of purchase.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At February 28, 2026, these securities amounted to $32,383,933, which represents 9.2% of net assets of the Fund.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of February 28, 2026 and changes periodically.
(d)	Represents 7-day effective yield as of February 28, 2026.
(e)	Includes the impact of the Fund’s open positions in derivatives at February 28, 2026.

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)

Derivative Instruments
Futures contracts ("futures")
At February 28, 2026, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2026	424	Brent Crude	$30,896,880	$4,354,196
3/2026	42	Copper	13,965,903	2,484,872
3/2026	95	Lead	4,578,691	(255,045)
3/2026	128	New York Harbor ULSD	13,956,096	1,332,283
3/2026	41	Nickel	4,349,966	609,562
3/2026	197	Primary Aluminum	15,461,299	1,176,503
3/2026	19	Tin	5,483,590	1,785,786
3/2026	320	WTI Crude	21,446,400	934,537
3/2026	140	Zinc	11,583,810	781,965
4/2026	29	Cattle Feeder	5,092,400	(182,336)
4/2026	7	Copper	2,331,991	28,638
4/2026	132	Gold 100 Oz	69,272,280	9,399,372
4/2026	152	Lean Hogs	5,820,080	234,448
4/2026	116	Live Cattle	10,775,240	(207,847)
4/2026	212	Low Sulphur Gasoil	15,751,600	1,347,887
4/2026	9	Platinum	1,068,075	292,736
4/2026	39	Rapeseed	1,122,107	31,329
4/2026	307	Sugar 11	4,775,938	12,596
4/2026	61	White Sugar	1,243,485	(45,550)
5/2026	165	Canola	1,663,729	29,056
5/2026	43	Cocoa	1,241,840	(554,118)
5/2026	41	Cocoa	1,136,568	(475,501)
5/2026	29	Coffee Robusta 10tn	1,050,960	(46,428)
5/2026	50	Coffee'c'	5,264,062	(610,017)
5/2026	152	Iron Ore	1,488,688	(25,901)
5/2026	75	Lead	3,672,506	(165,643)
5/2026	74	Nickel	7,918,309	63,780
5/2026	214	Primary Aluminum	16,813,498	200,856
5/2026	45	Red Wheat	1,378,688	73,394
5/2026	34	Silver	15,859,470	2,311,517
5/2026	453	Soybean Meal	14,518,650	917,536
5/2026	142	Zinc	11,784,047	327,594
6/2026	814	Natural Gas	27,163,180	(3,363,269)
6/2026	7	Palladium	1,279,950	36,773
6/2026	165	RBOB Gasoline	15,665,958	1,693,922
7/2026	154	Copper	23,554,300	267,805

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
7/2026	294	Soybean	$17,386,425	$1,312,026
7/2026	503	Soybean Oil	18,678,402	3,053,791
7/2026	142	Wheat	4,251,125	300,560
7/2026	260	Wheat	7,715,500	330,641
9/2026	421	Corn	9,593,537	283,763
11/2026	85	Natural Gas	2,375,862	237,792
12/2026	68	Cotton No.2	2,369,800	31,576
12/2026	22	ECX Emission	1,827,203	(301,662)
12/2026	1	Phelix DE Base	825,064	(43,396)
Total Long Positions			$455,453,152	$30,002,379

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2026	42	Copper	$(13,965,903)	$(1,245,894)
3/2026	95	Lead	(4,578,691)	192,735
3/2026	41	Nickel	(4,349,966)	(223,127)
3/2026	197	Primary Aluminum	(15,461,299)	(345,907)
3/2026	15	Tin	(4,329,150)	(480,135)
3/2026	140	Zinc	(11,583,810)	(391,892)
5/2026	100	Lead	(4,896,675)	153,469
5/2026	4	Primary Aluminum	(314,271)	2,371
5/2026	107	Wheat	(1,273,794)	(76,112)
5/2026	9	Zinc	(746,876)	18,541
Total Short Positions			$(61,500,435)	$(2,395,951)
Total Futures				$27,606,428
At February 28, 2026, the Fund had $7,012,891 deposited in a segregated account to cover margin requirements on open futures.
For the six months ended February 28, 2026, the average notional value for the months where the Fund had futures outstanding was $391,770,364 for long positions and $(63,537,919) for short positions.

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Consolidated Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$31,986,242	$—	$31,986,242
Asset-Backed Securities#	—	50,091,636	—	50,091,636
Corporate Bonds#	—	186,271,397	—	186,271,397
Short-Term Investments	—	49,468,005	—	49,468,005
Total Investments	$—	$317,817,280	$—	$317,817,280

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
The following is a summary, categorized by Level (see Note A of the Notes to Consolidated Financial Statements), of inputs used to value the Fund’s derivatives as of February 28, 2026:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$36,646,208	$—	$—	$36,646,208
Liabilities	(9,039,780)	—	—	(9,039,780)
Total	$27,606,428	$—	$—	$27,606,428

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Consolidated Financial Statements

Schedule of Investments Core Equity ETF^ (Unaudited)  February 28, 2026

Number of Shares		Value
Common Stocks 99.1%
Aerospace & Defense 3.4%
22,311	Boeing Co.*	$5,076,422
21,186	General Electric Co.	7,251,120
19,891	Howmet Aerospace, Inc.	5,221,984
6,821	Lockheed Martin Corp.	4,488,764
37,308	RTX Corp.	7,559,347
		29,597,637
Automobile Components 0.1%
11,440	Aptiv PLC*	841,298
14,170	Mobileye Global, Inc. Class A*	119,878
		961,176
Automobiles 1.9%
26,092	General Motors Co.	2,053,701
36,139	Tesla, Inc.*	14,546,309
		16,600,010
Banks 3.8%
92,046	Bank of America Corp.	4,586,652
38,982	Citigroup, Inc.	4,295,427
22,434	Citizens Financial Group, Inc.	1,350,302
44,937	Fifth Third Bancorp	2,223,033
75,106	Huntington Bancshares, Inc.	1,261,781
46,109	JPMorgan Chase & Co.	13,846,533
32,440	KeyCorp	672,806
12,894	PNC Financial Services Group, Inc.	2,738,041
24,956	Truist Financial Corp.	1,230,580
23,719	U.S. Bancorp	1,296,481
		33,501,636
Beverages 1.5%
73,712	Coca-Cola Co.	6,011,951
40,070	PepsiCo, Inc.	6,801,482
		12,813,433
Biotechnology 0.9%
4,390	BioMarin Pharmaceutical, Inc.*	270,995
15,805	Cytokinetics, Inc.*	983,387
17,781	Ionis Pharmaceuticals, Inc.*	1,442,928
2,593	Regeneron Pharmaceuticals, Inc.	2,026,870
5,887	Vertex Pharmaceuticals, Inc.*	2,924,838
		7,649,018
Broadline Retail 3.3%
139,655	Amazon.com, Inc.*	29,327,550
Number of Shares		Value
Building Products 0.1%
5,191	Builders FirstSource, Inc.*	$541,369
Capital Markets 3.6%
15,737	Bank of New York Mellon Corp.	1,874,277
3,748	Blackrock, Inc.	3,984,986
32,681	Intercontinental Exchange, Inc.	5,363,933
3,538	Moody's Corp.	1,689,713
45,457	Morgan Stanley	7,569,045
4,100	MSCI, Inc.	2,344,503
26,544	Nasdaq, Inc.	2,324,724
10,349	S&P Global, Inc.	4,573,016
16,939	StepStone Group, Inc. Class A	730,748
13,209	Tradeweb Markets, Inc. Class A	1,628,075
		32,083,020
Chemicals 0.9%
5,530	Ecolab, Inc.	1,705,176
29,359	Element Solutions, Inc.	1,030,207
10,911	Linde PLC	5,543,661
		8,279,044
Commercial Services & Supplies 0.4%
7,902	Republic Services, Inc.	1,809,558
12,582	Waste Connections, Inc.	2,165,740
		3,975,298
Communications Equipment 0.2%
3,085	Motorola Solutions, Inc.	1,487,772
Construction Materials 0.3%
4,100	Martin Marietta Materials, Inc.	2,773,937
Consumer Staples Distribution & Retail 1.4%
10,142	Costco Wholesale Corp.	10,251,432
17,987	Dollar Tree, Inc.*	2,274,996
		12,526,428
Containers & Packaging 0.4%
10,110	Avery Dennison Corp.	1,985,098
15,799	Ball Corp.	1,060,587
36,361	Graphic Packaging Holding Co.	444,695
		3,490,380
Diversified Telecommunication Services 0.4%
111,237	AT&T, Inc.	3,115,748
Electric Utilities 1.4%
7,990	Alliant Energy Corp.	577,997
16,231	American Electric Power Co., Inc.	2,172,032
7,135	Constellation Energy Corp.	2,353,694
14,749	Entergy Corp.	1,579,765

See Notes to Financial Statements

Schedule of Investments Core Equity ETF^ (Unaudited)  (cont’d)

Number of Shares		Value
Electric Utilities – cont'd
20,434	FirstEnergy Corp.	$1,045,403
39,032	NextEra Energy, Inc.	3,660,031
59,151	PG&E Corp.	1,123,869
		12,512,791
Electrical Equipment 1.0%
9,994	Eaton Corp. PLC	3,756,944
39,247	nVent Electric PLC	4,645,275
		8,402,219
Electronic Equipment, Instruments & Components 0.8%
44,595	Amphenol Corp. Class A	6,513,546
4,629	CDW Corp.	567,700
		7,081,246
Energy Equipment & Services 0.3%
34,353	Baker Hughes Co.	2,241,877
Entertainment 2.6%
9,100	Electronic Arts, Inc.	1,825,187
100,571	Netflix, Inc.*	9,678,953
10,032	Take-Two Interactive Software, Inc.*	2,121,568
7,067	TKO Group Holdings, Inc.	1,582,089
26,075	Walt Disney Co.	2,764,993
177,660	Warner Bros Discovery, Inc.*	5,004,682
		22,977,472
Financial Services 2.6%
7,284	Apollo Global Management, Inc.	761,906
19,386	MasterCard, Inc. Class A	10,026,633
38,020	Visa, Inc. Class A	12,171,723
		22,960,262
Food Products 0.2%
33,572	Mondelez International, Inc. Class A	2,067,364
Gas Utilities 0.1%
13,911	UGI Corp.	520,411
Ground Transportation 1.3%
8,663	Canadian Pacific Kansas City Ltd.	758,792
38,169	CSX Corp.	1,629,435
10,022	Old Dominion Freight Line, Inc.	2,034,967
46,793	Uber Technologies, Inc.*	3,529,128
12,397	Union Pacific Corp.	3,284,957
		11,237,279
Number of Shares		Value
Health Care Equipment & Supplies 2.0%
39,911	Abbott Laboratories	$4,643,645
1,045	Align Technology, Inc.*	198,655
36,990	Boston Scientific Corp.*	2,842,682
24,798	Cooper Cos., Inc.*	2,074,849
17,987	Dexcom, Inc.*	1,320,785
32,579	Edwards Lifesciences Corp.*	2,817,106
40,828	Medtronic PLC	3,987,262
		17,884,984
Health Care Providers & Services 1.4%
5,455	Cigna Group	1,580,968
26,178	CVS Health Corp.	2,091,622
5,722	Encompass Health Corp.	617,289
2,447	McKesson Corp.	2,416,094
4,265	Quest Diagnostics, Inc.	903,796
5,455	RadNet, Inc.*	380,814
3,551	Tenet Healthcare Corp.*	850,074
11,351	UnitedHealth Group, Inc.	3,328,908
		12,169,565
Health Care REITs 0.5%
25,645	Ventas, Inc.	2,209,573
11,144	Welltower, Inc.	2,308,146
		4,517,719
Health Care Technology 0.0%‡
4,339	Doximity, Inc. Class A*	106,436
12,531	Waystar Holding Corp.*	321,420
		427,856
Hotels, Restaurants & Leisure 2.2%
835	Booking Holdings, Inc.	3,539,857
3,592	Brinker International, Inc.*	532,334
46,921	Carnival Corp.	1,480,358
5,421	DoorDash, Inc. Class A*	956,644
140,459	DraftKings, Inc. Class A*	3,348,543
5,328	Marriott International, Inc. Class A	1,820,737
10,181	McDonald's Corp.	3,472,332
22,148	Wynn Resorts Ltd.	2,396,192
9,177	Yum! Brands, Inc.	1,543,204
		19,090,201
Household Durables 0.2%
5,985	Lennar Corp. Class A	684,445
7,638	Toll Brothers, Inc.	1,200,999
		1,885,444
Household Products 1.4%
49,615	Colgate-Palmolive Co.	4,918,831

See Notes to Financial Statements

Schedule of Investments Core Equity ETF^ (Unaudited)  (cont’d)

Number of Shares		Value
Household Products – cont'd
43,849	Procter & Gamble Co.	$7,331,553
		12,250,384
Independent Power and Renewable Electricity Producers 0.2%
39,138	AES Corp.	676,304
6,947	Vistra Corp.	1,208,014
		1,884,318
Industrial Conglomerates 0.3%
17,014	3M Co.	2,812,754
Industrial REITs 0.3%
21,260	Prologis, Inc.	3,031,038
Insurance 3.3%
43,658	Aon PLC Class A	14,645,949
19,616	Brown & Brown, Inc.	1,408,821
12,156	Marsh & McLennan Cos., Inc.	2,270,012
10,641	MetLife, Inc.	766,897
183,009	Ryan Specialty Holdings, Inc.	7,201,404
43,148	Unum Group	3,095,006
		29,388,089
Interactive Media & Services 8.9%
69,501	Alphabet, Inc. Class C	21,644,697
113,532	Alphabet, Inc. Class A	35,394,736
32,684	Meta Platforms, Inc. Class A	21,185,115
		78,224,548
IT Services 0.3%
12,321	Snowflake, Inc.*	2,074,980
3,538	Wix.com Ltd.*	249,287
		2,324,267
Life Sciences Tools & Services 1.0%
13,485	Danaher Corp.	2,840,480
3,759	IQVIA Holdings, Inc.*	672,147
7,717	Thermo Fisher Scientific, Inc.	4,021,406
4,181	Waters Corp.*	1,335,328
		8,869,361
Machinery 2.2%
7,866	Caterpillar, Inc.	5,843,101
5,492	Deere & Co.	3,458,367
18,216	ITT, Inc.	3,687,101
6,602	Parker-Hannifin Corp.	6,662,606
		19,651,175
Materials 0.3%
7,902	Sherwin-Williams Co.	2,865,186
Number of Shares		Value
Metals & Mining 0.9%
6,169	Agnico Eagle Mines Ltd.	$1,552,120
8,729	Nucor Corp.	1,543,986
4,751	Royal Gold, Inc.	1,424,302
7,978	Southern Copper Corp.	1,741,729
8,993	Steel Dynamics, Inc.	1,736,818
		7,998,955
Multi-Utilities 0.6%
20,524	CenterPoint Energy, Inc.	892,794
17,605	CMS Energy Corp.	1,374,422
21,426	NiSource, Inc.	1,013,450
14,852	Sempra	1,429,802
6,287	WEC Energy Group, Inc.	735,328
		5,445,796
Oil, Gas & Consumable Fuels 3.3%
4,516	Cheniere Energy, Inc.	1,064,557
28,986	ConocoPhillips	3,288,752
43,989	Coterra Energy, Inc.	1,345,623
9,122	Diamondback Energy, Inc.	1,587,958
7,814	DT Midstream, Inc.	1,084,896
11,717	EOG Resources, Inc.	1,453,845
26,561	EQT Corp.	1,631,377
69,301	Exxon Mobil Corp.	10,568,402
15,527	Phillips 66	2,396,282
15,004	Shell PLC ADR	1,252,984
6,210	Targa Resources Corp.	1,464,318
28,928	Williams Cos., Inc.	2,161,500
		29,300,494
Passenger Airlines 0.1%
18,153	Delta Air Lines, Inc.	1,192,652
Pharmaceuticals 4.4%
6,862	AstraZeneca PLC ADR	1,430,384
41,673	Bristol-Myers Squibb Co.	2,599,145
12,733	Eli Lilly & Co.	13,394,989
42,256	Johnson & Johnson	10,497,658
52,661	Merck & Co., Inc.	6,520,485
126,271	Pfizer, Inc.	3,491,393
8,245	Roche Holding AG ADR	490,990
		38,425,044
Professional Services 0.8%
4,100	CACI International, Inc. Class A*	2,501,697
12,002	Jacobs Solutions, Inc.	1,654,596
24,798	TransUnion	1,947,883
6,583	Verisk Analytics, Inc.	1,366,433
		7,470,609

See Notes to Financial Statements

Schedule of Investments Core Equity ETF^ (Unaudited)  (cont’d)

Number of Shares		Value
Residential REITs 0.1%
8,237	Sun Communities, Inc.	$1,124,021
Retail REITs 0.2%
12,232	Realty Income Corp.	819,544
12,267	Regency Centers Corp.	969,093
		1,788,637
Semiconductors & Semiconductor Equipment 13.2%
21,253	Advanced Micro Devices, Inc.*	4,255,063
16,828	Analog Devices, Inc.	5,987,234
14,964	Applied Materials, Inc.	5,571,097
715	ASML Holding NV	1,037,151
64,320	Broadcom, Inc.	20,553,456
45,669	Intel Corp.*	2,082,963
31,770	Lam Research Corp.	7,430,685
352,839	NVIDIA Corp.	62,519,543
18,737	QUALCOMM, Inc.	2,667,399
17,700	Texas Instruments, Inc.	3,754,347
		115,858,938
Software 7.7%
7,562	Autodesk, Inc.*	1,859,269
10,935	Check Point Software Technologies Ltd.*	1,662,885
6,525	Crowdstrike Holdings, Inc. Class A*	2,427,170
1,917	Fair Isaac Corp.*	2,701,743
5,793	Intuit, Inc.	2,369,511
110,329	Microsoft Corp.	43,330,611
40,552	Oracle Corp.	5,896,261
17,783	Salesforce, Inc.	3,463,951
26,743	ServiceNow, Inc.*	2,888,511
15,698	Trimble, Inc.*	1,049,725
		67,649,637
Specialized REITs 0.2%
4,866	Public Storage	1,494,154
24,798	Weyerhaeuser Co.	608,295
		2,102,449
Specialty Retail 2.7%
25,063	Home Depot, Inc.	9,541,985
Number of Shares		Value
Specialty Retail – cont'd
43,011	O'Reilly Automotive, Inc.*	$4,037,873
30,226	TJX Cos., Inc.	4,886,335
3,068	Ulta Beauty, Inc.*	2,100,936
45,139	Valvoline, Inc.*	1,706,254
43,347	Warby Parker, Inc. Class A*	1,084,109
		23,357,492
Technology Hardware, Storage & Peripherals 6.4%
211,919	Apple, Inc.	55,984,761
Textiles, Apparel & Luxury Goods 0.3%
47,540	NIKE, Inc. Class B	2,956,037
Tobacco 0.2%
22,025	British American Tobacco PLC ADR	1,379,866
Trading Companies & Distributors 0.3%
2,736	United Rentals, Inc.	2,298,240
Wireless Telecommunication Services 0.3%
12,973	T-Mobile U.S., Inc.	2,816,309
Total Common Stocks (Cost $786,022,014)		873,151,203
Exchange-Traded Funds 0.6%
12,882	iShares Russell 1000 ETF (Cost $4,399,413)	4,846,981

Short-Term Investments 0.3%
Investment Companies 0.3%
3,031,244	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.63%(a) (Cost $3,031,244)	3,031,244
Total Investments 100.0% (Cost $793,452,671)		881,029,428
Liabilities Less Other Assets (0.0)%‡		(172,412)
Net Assets 100.0%		$880,857,016

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Represents 7-day effective yield as of February 28, 2026.

See Notes to Financial Statements

Schedule of Investments Core Equity ETF^ (Unaudited)  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$873,151,203	$—	$—	$873,151,203
Exchange-Traded Funds	4,846,981	—	—	4,846,981
Short-Term Investments	—	3,031,244	—	3,031,244
Total Investments	$877,998,184	$3,031,244	$—	$881,029,428

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Disrupters ETF^ (Unaudited)  February 28, 2026

Number of Shares		Value
Common Stocks 97.0%
Aerospace & Defense 6.0%
2,984	HEICO Corp.	$953,269
10,070	Rocket Lab Corp.*	695,837
		1,649,106
Automobiles 2.2%
1,470	Tesla, Inc.*	591,690
Broadline Retail 3.7%
4,773	Amazon.com, Inc.*	1,002,330
Capital Markets 6.5%
11,901	Robinhood Markets, Inc. Class A*	902,691
7,037	Tradeweb Markets, Inc. Class A	867,345
		1,770,036
Communications Equipment 2.6%
998	Lumentum Holdings, Inc.*	699,508
Electric Utilities 3.7%
3,110	Constellation Energy Corp.	1,025,927
Entertainment 2.8%
1,494	Spotify Technology SA*	769,320
Ground Transportation 1.8%
6,533	Uber Technologies, Inc.*	492,719
Health Care Equipment & Supplies 8.4%
7,929	Glaukos Corp.*	954,652
2,699	Intuitive Surgical, Inc.*	1,358,973
		2,313,625
Interactive Media & Services 2.3%
4,333	Reddit, Inc. Class A*	631,795
IT Services 6.9%
7,589	Shopify, Inc. Class A*	916,220
5,734	Snowflake, Inc.*	965,663
		1,881,883
Semiconductors & Semiconductor Equipment 34.2%
6,059	Advanced Micro Devices, Inc.*	1,213,072
Number of Shares		Value
Semiconductors & Semiconductor Equipment – cont'd
8,631	ARM Holdings PLC ADR*	$1,100,021
830	ASML Holding NV	1,203,965
2,649	Broadcom, Inc.	846,488
986	Monolithic Power Systems, Inc.	1,126,742
3,849	Nova Ltd.*	1,689,172
12,371	NVIDIA Corp.	2,192,018
		9,371,478
Software 14.6%
971	HubSpot, Inc.*	256,839
618	Intuit, Inc.	252,781
1,833	Microsoft Corp.	719,892
1,674	Palantir Technologies, Inc. Class A*	229,656
4,069	Palo Alto Networks, Inc.*	605,955
11,338	Procore Technologies, Inc.*	624,044
4,043	ServiceNow, Inc.*	436,684
12,132	ServiceTitan, Inc. Class A*	878,236
		4,004,087
Specialty Retail 1.3%
1,052	Carvana Co.*	351,536

Total Common Stocks (Cost $22,599,467)		26,555,040

Short-Term Investments 3.2%
Investment Companies 3.2%
863,491	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.63%(a) (Cost $863,491)	863,491
Total Investments 100.2% (Cost $23,462,958)		27,418,531
Liabilities Less Other Assets (0.2)%		(43,056)
Net Assets 100.0%		$27,375,475

*	Non-income producing security.
(a)	Represents 7-day effective yield as of February 28, 2026.

See Notes to Financial Statements

Schedule of Investments Disrupters ETF^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$22,745,683	83.1%
Israel	1,689,172	6.2%
Netherlands	1,203,965	4.4%
Canada	916,220	3.3%
Short-Term Investments and Other Liabilities—Net	820,435	3.0%
	$27,375,475	100.0%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$26,555,040	$—	$—	$26,555,040
Short-Term Investments	—	863,491	—	863,491
Total Investments	$26,555,040	$863,491	$—	$27,418,531

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Growth ETF^ (Unaudited)  February 28, 2026

Number of Shares		Value
Common Stocks 98.1%
Aerospace & Defense 3.1%
214	Boeing Co.*	$48,691
1,072	General Electric Co.	366,903
		415,594
Automobiles 1.0%
323	Tesla, Inc.*	130,011
Biotechnology 1.2%
669	AbbVie, Inc.	155,262
Broadline Retail 6.3%
4,041	Amazon.com, Inc.*	848,610
Capital Markets 2.9%
2,986	Brookfield Asset Management Ltd. Class A(a)	139,596
1,346	KKR & Co., Inc.	118,017
306	S&P Global, Inc.	135,215
		392,828
Commercial Services & Supplies 0.7%
404	Waste Management, Inc.	97,299
Consumer Staples Distribution & Retail 2.7%
215	Costco Wholesale Corp.	217,320
1,100	Walmart, Inc.	140,745
		358,065
Electric Utilities 1.0%
1,416	NextEra Energy, Inc.	132,778
Electrical Equipment 1.6%
1,836	nVent Electric PLC	217,309
Electronic Equipment, Instruments & Components 2.0%
1,798	Amphenol Corp. Class A	262,616
Entertainment 3.7%
302	Live Nation Entertainment, Inc.*	48,966
4,282	Netflix, Inc.*	412,100
313	Walt Disney Co.	33,191
		494,257
Financial Services 5.3%
624	MasterCard, Inc. Class A	322,739
1,214	Visa, Inc. Class A	388,650
		711,389
Ground Transportation 0.6%
326	Union Pacific Corp.	86,383
Number of Shares		Value
Health Care Equipment & Supplies 1.1%
1,844	Boston Scientific Corp.*	$141,711
Health Care Technology 0.6%
3,056	Waystar Holding Corp.*	78,386
Hotels, Restaurants & Leisure 0.8%
321	McDonald's Corp.	109,480
Interactive Media & Services 12.7%
3,463	Alphabet, Inc. Class A	1,079,625
957	Meta Platforms, Inc. Class A	620,308
		1,699,933
IT Services 0.9%
429	Cloudflare, Inc. Class A*	73,870
348	Shopify, Inc. Class A*	42,014
		115,884
Life Sciences Tools & Services 0.7%
175	Thermo Fisher Scientific, Inc.	91,194
Machinery 3.3%
366	Caterpillar, Inc.	271,876
145	Deere & Co.	91,308
381	ITT, Inc.	77,118
		440,302
Multi-Utilities 1.8%
5,580	CenterPoint Energy, Inc.	242,730
Oil, Gas & Consumable Fuels 0.7%
1,296	Williams Cos., Inc.	96,837
Pharmaceuticals 3.0%
382	Eli Lilly & Co.	401,860
Semiconductors & Semiconductor Equipment 17.2%
591	Advanced Micro Devices, Inc.*	118,324
197	ASML Holding NV	285,760
1,652	Broadcom, Inc.	527,897
7,725	NVIDIA Corp.	1,368,793
		2,300,774
Software 11.3%
494	Crowdstrike Holdings, Inc. Class A*	183,758
2,582	Microsoft Corp.	1,014,055
109	Salesforce, Inc.	21,232
1,065	ServiceNow, Inc.*	115,031
434	Synopsys, Inc.*	179,676
		1,513,752
Specialty Retail 4.7%
1,964	Chewy, Inc. Class A*	53,853

See Notes to Financial Statements

Schedule of Investments Growth ETF^ (Unaudited)  (cont’d)

Number of Shares		Value
Specialty Retail – cont'd
781	Home Depot, Inc.	$297,342
502	O'Reilly Automotive, Inc.*	47,128
1,429	TJX Cos., Inc.	231,012
		629,335
Technology Hardware, Storage & Peripherals 6.9%
3,517	Apple, Inc.	929,121
Textiles, Apparel & Luxury Goods 0.3%
644	NIKE, Inc. Class B	40,044

Total Common Stocks (Cost $11,792,508)		13,133,744

Short-Term Investments 2.3%
Investment Companies 2.3%
311,338	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.63%(b) (Cost $311,338)	311,338
Total Investments 100.4% (Cost $12,103,846)		13,445,082
Liabilities Less Other Assets (0.4)%		(53,087)
Net Assets 100.0%		$13,391,995

*	Non-income producing security.
(a)
All or a portion of this security is on loan at February 28, 2026. Total value of all such securities at
February 28, 2026 amounted to $145,459, collateralized by non-cash (U.S. Treasury Securities) collateral of
$148,495 for the Fund (see Note A of the Notes to Financial Statements).

(b)	Represents 7-day effective yield as of February 28, 2026.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$13,133,744	$—	$—	$13,133,744
Short-Term Investments	—	311,338	—	311,338
Total Investments	$13,133,744	$311,338	$—	$13,445,082

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Japan Equity ETF^ (Unaudited)  February 28, 2026

Number of Shares		Value
Common Stocks 96.8%
Automobile Components 6.6%
70,800	Niterra Co. Ltd.	$3,582,957
71,000	Sumitomo Electric Industries Ltd.	4,716,966
		8,299,923
Automobiles 2.9%
149,800	Toyota Motor Corp.	3,669,100
Banks 7.0%
109,700	Mizuho Financial Group, Inc.	5,023,307
250,400	Resona Holdings, Inc.	3,063,357
12,600	Shiga Bank Ltd.	729,382
		8,816,046
Broadline Retail 1.2%
233,600	Pan Pacific International Holdings Corp.	1,555,688
Building Products 1.9%
55,300	Sanwa Holdings Corp.	1,463,902
26,400	Takasago Thermal Engineering Co. Ltd.	885,832
		2,349,734
Capital Markets 1.6%
208,400	Nomura Holdings, Inc.	1,938,341
Chemicals 3.0%
55,900	Mitsubishi Gas Chemical Co., Inc.	1,562,114
219,000	Nippon Paint Holdings Co. Ltd.	1,622,534
41,000	Osaka Soda Co. Ltd.	618,026
		3,802,674
Commercial Services & Supplies 2.2%
109,200	Daiei Kankyo Co. Ltd.	2,699,145
Construction & Engineering 6.2%
70,400	Kinden Corp.	3,826,435
29,800	Taisei Corp.	3,881,356
		7,707,791
Electrical Equipment 1.2%
16,600	Fuji Electric Co. Ltd.	1,478,603
Electronic Equipment, Instruments & Components 4.4%
27,400	Ibiden Co. Ltd.	1,673,319
1,000	Keyence Corp.	423,014
110,600	TDK Corp.	1,717,092
42,100	Yokogawa Electric Corp.	1,683,569
		5,496,994
Number of Shares		Value
Financial Services 1.5%
35,400	ORIX Corp.	$1,256,506
45,000	Tokyo Century Corp.	657,862
		1,914,368
Ground Transportation 1.3%
68,000	East Japan Railway Co.	1,680,786
Health Care Equipment & Supplies 2.3%
12,600	Hoya Corp.	2,280,530
41,400	Terumo Corp.	559,370
		2,839,900
Hotels, Restaurants & Leisure 0.8%
83,400	Resorttrust, Inc.	1,033,388
Household Durables 2.9%
15,800	Open House Group Co. Ltd.	1,170,595
107,400	Sony Group Corp.	2,505,416
		3,676,011
Industrial Conglomerates 2.2%
80,400	Hitachi Ltd.	2,690,554
Insurance 3.2%
96,600	Tokio Marine Holdings, Inc.	4,037,449
IT Services 2.6%
70,400	NEC Corp.	1,953,790
46,000	Nomura Research Institute Ltd.	1,286,344
		3,240,134
Machinery 12.3%
190,200	Amada Co. Ltd.	3,169,696
29,100	Daifuku Co. Ltd.	1,206,001
97,700	Ebara Corp.	3,467,188
69,000	FANUC Corp.	3,142,810
96,100	Mitsubishi Heavy Industries Ltd.	3,085,489
2,000	Organo Corp.	222,201
11,500	Union Tool Co.	1,159,831
		15,453,216
Metals & Mining 1.8%
130,200	UACJ Corp.	2,305,273
Pharmaceuticals 2.4%
13,800	Chugai Pharmaceutical Co. Ltd.	923,888
43,000	Shionogi & Co. Ltd.	1,008,882
65,000	Sumitomo Pharma Co. Ltd.*	1,050,555
		2,983,325
Professional Services 1.0%
27,600	Recruit Holdings Co. Ltd.	1,213,470

See Notes to Financial Statements

Schedule of Investments Japan Equity ETF^ (Unaudited)  (cont’d)

Number of Shares		Value
Real Estate Management & Development 8.5%
22,300	Mitsubishi Estate Co. Ltd.	$753,686
138,000	Mitsui Fudosan Co. Ltd.	1,861,474
140,000	Sumitomo Realty & Development Co. Ltd.	4,740,627
330,000	Tokyu Fudosan Holdings Corp.	3,318,701
		10,674,488
Semiconductors & Semiconductor Equipment 4.5%
1,600	Disco Corp.	773,541
4,200	Kioxia Holdings Corp.*	570,435
36,600	Rohm Co. Ltd.	674,041
12,900	Tokyo Electron Ltd.	3,635,443
		5,653,460
Specialty Retail 2.2%
220,800	USS Co. Ltd.	2,689,924
Textiles, Apparel & Luxury Goods 2.1%
69,700	Asics Corp.	2,139,672
5,600	Seiko Group Corp.	475,138
		2,614,810
Trading Companies & Distributors 5.9%
151,300	ITOCHU Corp.	2,199,283
Number of Shares		Value
Trading Companies & Distributors – cont'd
68,800	Mitsui & Co. Ltd.	$2,586,966
59,600	Toyota Tsusho Corp.	2,666,954
		7,453,203
Wireless Telecommunication Services 1.1%
82,800	KDDI Corp.	1,416,187

Total Common Stocks (Cost $100,781,285)		121,383,985

Short-Term Investments 2.4%
Investment Companies 2.4%
2,973,485	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.63%(a) (Cost $2,973,485)	2,973,485
Total Investments 99.2% (Cost $103,754,770)		124,357,470
Other Assets Less Liabilities 0.8%		1,034,786
Net Assets 100.0%		$125,392,256

*	Non-income producing security.
(a)	Represents 7-day effective yield as of February 28, 2026.

See Notes to Financial Statements

Schedule of Investments Japan Equity ETF^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
Japan	$121,383,985	96.8%
Short-Term Investments and Other Assets—Net	4,008,271	3.2%
	$125,392,256	100.0%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$121,383,985	$—	$—	$121,383,985
Short-Term Investments	—	2,973,485	—	2,973,485
Total Investments	$121,383,985	$2,973,485	$—	$124,357,470

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Option Strategy ETF^ (Unaudited)  February 28, 2026

Principal Amount		Value
U.S. Treasury Obligations 96.6%
	U.S. Treasury Notes
$170,400,000	4.63%, due 3/15/2026 - 6/15/2027	$171,466,237 (a)
58,500,000	4.13%, due 6/15/2026	58,577,810
60,300,000	4.38%, due 12/15/2026	60,677,346
55,200,000	4.25%, due 3/15/2027	55,612,208 (a)
53,400,000	3.38%, due 9/15/2027	53,349,938
27,200,000	4.00%, due 12/15/2027	27,477,312

Total U.S. Treasury Obligations (Cost $426,355,757)		427,160,851
Number of Shares

Short-Term Investments 3.0%
Investment Companies 3.0%
13,479,842	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.63%(b) (Cost $13,479,842)	13,479,842
Total Investments 99.6% (Cost $439,835,599)		440,640,693
Other Assets Less Liabilities 0.4%		1,776,777 (c)
Net Assets 100.0%		$442,417,470

(a)	All or a portion of this security is pledged as collateral for options written.
(b)	Represents 7-day effective yield as of February 28, 2026.
(c)	Includes the impact of the Fund’s open positions in derivatives at February 28, 2026.

See Notes to Financial Statements

Schedule of Investments Option Strategy ETF^ (Unaudited)  (cont’d)

Derivative Instruments
Written option contracts ("options written")
At February 28, 2026, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
SPDR S&P 500 ETF Trust	772	$(52,958,428)	$678	3/6/2026	$(289,500)
SPDR S&P 500 ETF Trust	854	(58,583,546)	689	3/6/2026	(618,723)
SPDR S&P 500 ETF Trust	352	(24,146,848)	683	3/13/2026	(257,488)
SPDR S&P 500 ETF Trust	1,236	(84,788,364)	684	3/13/2026	(942,450)
SPDR S&P 500 ETF Trust	11	(754,589)	689	3/13/2026	(10,362)
SPDR S&P 500 ETF Trust	10	(685,990)	693	3/13/2026	(11,100)
SPDR S&P 500 ETF Trust	19	(1,303,381)	695	3/13/2026	(23,152)
SPDR S&P 500 ETF Trust	11	(754,589)	681	3/20/2026	(9,950)
SPDR S&P 500 ETF Trust	41	(2,812,559)	682	3/20/2026	(38,294)
SPDR S&P 500 ETF Trust	1,579	(108,317,821)	685	3/20/2026	(1,628,738)
SPDR S&P 500 ETF Trust	25	(1,714,975)	681	3/27/2026	(26,075)
SPDR S&P 500 ETF Trust	1,570	(107,700,430)	682	3/27/2026	(1,685,395)
SPDR S&P 500 ETF Trust	29	(1,989,371)	683	3/27/2026	(32,045)
SPDR S&P 500 ETF Trust	16	(1,097,584)	685	3/27/2026	(18,736)
Total options written (premium received $7,252,001)					$(5,592,008)
For the six months ended February 28, 2026, the average market value for the months where the Fund had options written outstanding was $(3,856,623). At February 28, 2026, the Fund had securities pledged in the amount of $101,092,127 to cover collateral requirements for options written.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$427,160,851	$—	$427,160,851
Short-Term Investments	—	13,479,842	—	13,479,842
Total Investments	$—	$440,640,693	$—	$440,640,693
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of February 28, 2026:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(5,592,008)	$—	$—	$(5,592,008)
Total	$(5,592,008)	$—	$—	$(5,592,008)

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Small-Mid Cap ETF^ (Unaudited)  February 28, 2026

Number of Shares		Value
Common Stocks 93.8%
Aerospace & Defense 0.8%
7,956	VSE Corp.	$1,806,569
Banks 6.5%
73,298	Community Financial System, Inc.	4,438,194
48,325	Glacier Bancorp, Inc.	2,198,304
57,536	Prosperity Bancshares, Inc.	4,048,809
33,915	UMB Financial Corp.	3,930,070
		14,615,377
Building Products 3.2%
22,834	Armstrong World Industries, Inc.	3,961,699
17,066	Simpson Manufacturing Co., Inc.	3,303,466
		7,265,165
Capital Markets 1.5%
18,099	MarketAxess Holdings, Inc.	3,475,008
Commercial Services & Supplies 3.3%
57,061	Brady Corp. Class A	5,269,013
24,748	Casella Waste Systems, Inc. Class A*	2,305,523
		7,574,536
Construction & Engineering 4.4%
38,639	Arcosa, Inc.	4,152,920
12,660	Valmont Industries, Inc.	5,822,714
		9,975,634
Consumer Staples Distribution & Retail 1.7%
5,449	Casey's General Stores, Inc.	3,735,780
Containers & Packaging 2.1%
32,814	AptarGroup, Inc.	4,715,700
Diversified Consumer Services 1.0%
31,318	Bright Horizons Family Solutions, Inc.*	2,333,817
Electric Utilities 2.1%
50,964	Alliant Energy Corp.	3,686,736
7,962	IDACORP, Inc.	1,146,289
		4,833,025
Electronic Equipment, Instruments & Components 2.7%
7,598	Badger Meter, Inc.	1,158,163
14,123	Littelfuse, Inc.	4,977,793
		6,135,956
Number of Shares		Value
Energy Equipment & Services 2.6%
73,969	Tidewater, Inc.*	$5,874,618
Financial Services 1.7%
23,544	Jack Henry & Associates, Inc.	3,824,958
Gas Utilities 2.0%
122,461	UGI Corp.	4,581,266
Ground Transportation 1.2%
6,417	Saia, Inc.*	2,601,388
Health Care Equipment & Supplies 1.3%
47,114	Haemonetics Corp.*	2,983,258
Health Care Providers & Services 0.0%‡
42	Chemed Corp.	17,220
Hotels, Restaurants & Leisure 1.2%
14,382	Texas Roadhouse, Inc.	2,630,036
Insurance 7.1%
263,739	Hagerty, Inc. Class A*	3,096,296
84,297	Ryan Specialty Holdings, Inc.	3,317,087
64,052	Stewart Information Services Corp.	4,547,051
2,258	White Mountains Insurance Group Ltd.	5,013,912
		15,974,346
Life Sciences Tools & Services 3.7%
60,483	Bio-Techne Corp.	3,568,497
29,907	Revvity, Inc.	2,940,157
121,891	Stevanato Group SpA	1,891,748
		8,400,402
Machinery 16.3%
19,508	Crane Co.	3,911,939
96,833	Enerpac Tool Group Corp.	3,950,786
23,980	Esab Corp.	3,025,557
187,713	Gates Industrial Corp. PLC*	5,175,247
21,701	ITT, Inc.	4,392,499
11,629	Lincoln Electric Holdings, Inc.	3,338,105
8,641	RBC Bearings, Inc.*	4,976,525
4,500	Standex International Corp.	1,179,000
44,646	Toro Co.	4,413,704
7,856	Watts Water Technologies, Inc. Class A	2,582,581
		36,945,943
Marine Transportation 2.3%
39,349	Kirby Corp.*	5,107,500

See Notes to Financial Statements

Schedule of Investments Small-Mid Cap ETF^ (Unaudited)  (cont’d)

Number of Shares		Value
Media 2.5%
70,140	John Wiley & Sons, Inc. Class A	$2,175,743
14,294	Nexstar Media Group, Inc. Class A	3,588,080
		5,763,823
Oil, Gas & Consumable Fuels 3.4%
115,097	CNX Resources Corp.*	4,808,753
63,927	Viper Energy, Inc. Class A	2,975,162
		7,783,915
Professional Services 1.0%
28,246	UL Solutions, Inc. Class A	2,371,817
Real Estate Management & Development 2.9%
25,664	Colliers International Group, Inc.	3,047,087
22,769	FirstService Corp.	3,587,711
		6,634,798
Semiconductors & Semiconductor Equipment 6.7%
28,397	Entegris, Inc.	3,761,183
38,355	Lattice Semiconductor Corp.*	3,667,505
17,667	MKS, Inc.	4,318,875
71,947	Power Integrations, Inc.	3,447,700
		15,195,263
Software 5.0%
209,607	CCC Intelligent Solutions Holdings, Inc.*	1,222,009
1,456	Fair Isaac Corp.*	2,052,028
Number of Shares		Value
Software – cont'd
21,957	Manhattan Associates, Inc.*	$2,973,637
31,214	SPS Commerce, Inc.*	1,763,903
9,021	Tyler Technologies, Inc.*	3,199,658
		11,211,235
Specialty Retail 0.7%
3,816	Murphy USA, Inc.	1,491,064
Trading Companies & Distributors 1.3%
53,545	Core & Main, Inc. Class A*	2,899,997
Water Utilities 1.6%
47,715	American States Water Co.	3,556,199

Total Common Stocks (Cost $197,640,705)		212,315,613

Short-Term Investments 6.0%
Investment Companies 6.0%
13,495,255	State Street Institutional Treasury Money Market Fund Premier Class, 3.61%(a) (Cost $13,495,255)	13,495,255
Total Investments 99.8% (Cost $211,135,960)		225,810,868
Other Assets Less Liabilities 0.2%		406,850
Net Assets 100.0%		$226,217,718

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Represents 7-day effective yield as of February 28, 2026.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$212,315,613	$—	$—	$212,315,613
Short-Term Investments	—	13,495,255	—	13,495,255
Total Investments	$212,315,613	$13,495,255	$—	$225,810,868

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

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Statements of Assets and Liabilities (Unaudited)

Neuberger Berman ETF Trust

	China Equity ETF	Commodity Strategy ETF**	Core Equity ETF
	February 28, 2026	February 28, 2026	February 28, 2026
Assets
Investments in securities, at value*† (Note A)— see Schedule of Investments:
Unaffiliated issuers(a)	$16,154,496	$317,817,280	$881,029,428
Cash	—	582,254	—
Foreign currency(b)	3,813	—	346
Cash collateral segregated for futures contracts (Note A)	—	7,012,891	—
Dividends and interest receivable	1,398	1,256,058	794,863
Receivable for securities sold	—	—	9,158,003
Receivable for accumulated variation margin on futures contracts (Note A)	—	27,606,428	—
Receivable from Management—net (Note B)	17,060	34,848	—
Receivable for Fund shares sold	—	6,289,025	—
Receivable for securities lending income (Note A)	—	—	—
Prepaid expenses and other assets	38	1,089	2,523
Total Assets	16,176,805	360,599,873	890,985,163
Liabilities
Payable to investment manager—net (Note B)	7,047	124,629	136,132
Option contracts written, at value(c) (Note A)	—	—	—
Payable for securities purchased	—	8,484,248	9,909,412
Payable to administrator—net (Note B)	—	—	24,434
Payable to trustees	7,925	10,397	10,342
Payable for audit fees	16,052	37,318	20,210
Payable for custodian and accounting fees	8,888	7,638	4,908
Payable for shareholder reports	7,261	11,820	2,045
Payable for legal fees	33,147	23,769	14,094
Payable for organization costs	—	—	—
Other accrued expenses and payables	3,880	20,796	6,570
Total Liabilities	84,200	8,720,615	10,128,147
Net Assets	$16,092,605	$351,879,258	$880,857,016

Net Assets consist of:
Paid-in capital	$30,651,906	$412,914,812	$760,162,229
Total distributable earnings/(losses)	(14,559,301)	(61,035,554)	120,694,787
Net Assets	$16,092,605	$351,879,258	$880,857,016
Shares Outstanding ($0.001 par value; unlimited shares authorized)	436,994	13,988,076	28,013,210
Net Asset Value, offering and redemption price per share	$36.83	$25.16	$31.44

†Securities on loan, at value:
Unaffiliated issuers	$—	$—	$—
*Cost of Investments:
(a) Unaffiliated issuers	$13,388,319	$317,505,540	$793,452,671
(b) Total cost of foreign currency	$8,010	$—	$344
(c) Premium received from option contracts written	$—	$—	$—

**	Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.

See Notes to Financial Statements

Disrupters ETF	Growth ETF	Japan Equity ETF	Option Strategy ETF	Small-Mid Cap ETF
February 28, 2026	February 28, 2026	February 28, 2026	February 28, 2026	February 28, 2026

$27,418,531	$13,445,082	$124,357,470	$440,640,693	$225,810,868
—	—	—	22,507	—
—	—	—	—	—
—	—	—	—	—
4,162	9,597	51,321	6,264,034	127,855
388,977	—	2,387,588	2,323,688	1,834,243
—	—	—	—	—
—	14,509	22,469	—	2,006
—	—	—	—	—
—	35	—	—	—
—	49	124	2,286	747
27,811,670	13,469,272	126,818,972	449,253,208	227,775,719

11,528	3,508	30,778	138,394	85,216
—	—	—	5,592,008	—
424,609	—	1,335,059	981,914	1,381,504
—	—	—	18,576	—
—	10,336	7,893	10,432	10,376
—	15,655	16,300	22,956	15,878
—	9,005	6,799	11,481	9,688
—	3,980	4,065	6,667	3,716
—	25,264	19,700	36,079	16,040
—	—	—	—	25,031
58	9,529	6,122	17,231	10,552
436,195	77,277	1,426,716	6,835,738	1,558,001
$27,375,475	$13,391,995	$125,392,256	$442,417,470	$226,217,718

$23,994,805	$12,325,083	$104,790,923	$427,022,936	$220,792,021
3,380,670	1,066,912	20,601,333	15,394,534	5,425,697
$27,375,475	$13,391,995	$125,392,256	$442,417,470	$226,217,718
854,000	500,001	3,450,001	16,073,476	8,400,001
$32.06	$26.78	$36.35	$27.52	$26.93

$—	$145,459	$—	$—	$—

$23,462,958	$12,103,846	$103,754,770	$439,835,599	$211,135,960
$—	$—	$—	$—	$—
$—	$—	$—	$7,252,001	$—

Statements of Operations (Unaudited)

Neuberger Berman ETF Trust

	China Equity ETF	Commodity Strategy ETF**	Core Equity ETF
	For the Six Months Ended February 28, 2026	For the Six Months Ended February 28, 2026	For the Six Months Ended February 28, 2026
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$49,271	$—	$3,453,061
Interest income—unaffiliated issuers	5,032	5,945,933	26,726
Income from securities loaned—net	—	—	—
Foreign taxes withheld	(4,379)	—	(4,124)
Total income	$49,924	$5,945,933	$3,475,663
Expenses:
Investment management fees (Note B)	28,922	721,064	967,424
Administration fees (Note B)	4,338	130,750	290,227
Transfer agent fees	5,951	5,951	5,951
Audit fees	14,272	26,208	10,807
Subsidiary administration fees	—	20,663	—
Custodian and accounting fees	19,666	44,684	34,568
Insurance	96	3,227	4,506
Legal fees	54,663	52,376	34,378
Registration and filing fees	—	—	13,932
Shareholder reports	391	8,697	859
Stock exchange listing fees	3,091	3,091	3,016
Trustees' fees and expenses	26,524	29,398	29,107
Miscellaneous and other fees (Note A)	3,531	11,487	8,890
Total expenses	161,445	1,057,596	1,403,665

Expenses reimbursed by Management (Note B)	(125,637)	(125,037)	(140,320)
Investment management fees waived (Note B)	—	—	(322,474)
Total net expenses	35,808	932,559	940,871
Net investment income/(loss)	$14,116	$5,013,374	$2,534,792

Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	509,006	119,750	(2,382,671)
Redemption in-kind	—	—	35,838,693
Settlement of foreign currency transactions	(2,281)	14	(8)
Expiration or closing of futures contracts	—	23,311,306	—
Expiration or closing of option contracts written	—	—	—
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	1,295,971	2,711	(12,073,118)
Foreign currency translations	(6,138)	824	9,285
Futures contracts	—	23,629,954	—
Option contracts written	—	—	—
Net gain/(loss) on investments	1,796,558	47,064,559	21,392,181
Net increase/(decrease) in net assets resulting from operations	$1,810,674	$52,077,933	$23,926,973

**	Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.

See Notes to Financial Statements

Disrupters ETF	Growth ETF	Japan Equity ETF	Option Strategy ETF	Small-Mid Cap ETF
For the Six Months Ended February 28, 2026	For the Six Months Ended February 28, 2026	For the Six Months Ended February 28, 2026	For the Six Months Ended February 28, 2026	For the Six Months Ended February 28, 2026

$55,248	$40,989	$451,429	$—	$897,879
13,659	2,061	16,189	8,987,747	83,290
—	82	—	—	—
(449)	(324)	(40,393)	—	(1,950)
$68,458	$42,808	$427,225	$8,987,747	$979,219

92,431	30,100	167,782	908,955	496,135
—	5,764	25,167	199,527	87,553
—	5,951	5,951	5,951	5,951
—	14,665	14,520	21,175	14,887
—	—	—	—	—
—	18,130	24,916	39,200	18,331
—	147	371	6,782	2,217
—	17,439	37,334	45,398	34,191
—	1,247	3,494	—	—
—	913	763	10,480	2,675
—	3,092	3,092	3,093	6,574
—	28,940	26,530	29,770	29,280
—	3,370	2,997	12,327	6,047
92,431	129,758	312,917	1,282,658	703,841

—	(93,704)	(119,517)	(57,166)	(79,266)
(14,220)	(8,325)	(55,927)	—	—
78,211	27,729	137,473	1,225,492	624,575
$(9,753)	$15,079	$289,752	$7,762,255	$354,644

80,733	(190,166)	1,148,498	(796,719)	(5,233,064)
—	—	—	—	1,214,628
—	—	(19,352)	—	—
—	—	—	—	—
—	—	—	29,387,891	—

(2,177,271)	(9,337)	15,712,159	(96,858)	12,378,756
—	—	1,198	—	—
—	—	—	—	—
—	—	—	114,942	—
(2,096,538)	(199,503)	16,842,503	28,609,256	8,360,320
$(2,106,291)	$(184,424)	$17,132,255	$36,371,511	$8,714,964

Statements of Changes in Net Assets

Neuberger Berman ETF Trust

	China Equity ETF		Commodity Strategy ETF*
	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended
	February 28, 2026 (Unaudited)	August 31, 2025	February 28, 2026 (Unaudited)	August 31, 2025
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$14,116	$100,648	$5,013,374	$9,016,482
Net realized gain/(loss) on investments	506,725	570,676	23,431,070	15,197,281
Net increase from payments by affiliates (Note B)	—	3,342	—	—
Change in net unrealized appreciation/(depreciation) of investments	1,289,833	1,428,437	23,633,489	4,560,071
Net increase/(decrease) in net assets resulting from operations	1,810,674	2,103,103	52,077,933	28,773,834
Distributions to Shareholders From (Note A):
Distributable earnings	(127,224)	(69,534)	(23,603,973)	(9,842,279)
From Fund Share Transactions (Note D):
Proceeds from shares sold	7,060,322	—	72,919,679	76,831,478
Proceeds from shares issued in connection with tax-free reorganization	—	—	—	—
Payments for shares redeemed	—	—	(3,045,438)	(69,970,143)
Net increase/(decrease) from Fund share transactions	7,060,322	—	69,874,241	6,861,335
Net Increase/(Decrease) in Net Assets	8,743,772	2,033,569	98,348,201	25,792,890
Net Assets:
Beginning of period	7,348,833	5,315,264	253,531,057	227,738,167
End of period	$16,092,605	$7,348,833	$351,879,258	$253,531,057

*	Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.

See Notes to Financial Statements

Core Equity ETF		Disrupters ETF		Growth ETF		Japan Equity ETF
Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended	Six Months Ended	Period from December 18, 2024 (Commencement of Operations) to	Six Months Ended	Period from September 11, 2024 (Commencement of Operations) to
February 28, 2026 (Unaudited)	August 31, 2025	February 28, 2026 (Unaudited)	August 31, 2025	February 28, 2026 (Unaudited)	August 31, 2025	February 28, 2026 (Unaudited)	August 31, 2025

$2,534,792	$2,555,393	$(9,753)	$(18,064)	$15,079	$21,380	$289,752	$273,187
33,456,014	(355,866)	80,733	885,920	(190,166)	(69,044)	1,129,146	(328,038)
—	—	—	—	—	—	—	—
(12,063,833)	39,104,179	(2,177,271)	2,191,378	(9,337)	1,350,573	15,713,357	4,889,323
23,926,973	41,303,706	(2,106,291)	3,059,234	(184,424)	1,302,909	17,132,255	4,834,472

(3,146,513)	(1,207,938)	(111,749)	—	(51,615)	—	(1,233,226)	(132,168)

433,378,494	130,321,115	2,725,059	7,133,044	1,403,424	10,921,701	74,203,285	30,587,638
114,142,373	—	—	—	—	—	—	—
(75,510,925)	(8,343,090)	—	(2,691,827)	—	—	—	—
472,009,942	121,978,025	2,725,059	4,441,217	1,403,424	10,921,701	74,203,285	30,587,638
492,790,402	162,073,793	507,019	7,500,451	1,167,385	12,224,610	90,102,314	35,289,942

388,066,614	225,992,821	26,868,456	19,368,005	12,224,610	—	35,289,942	—
$880,857,016	$388,066,614	$27,375,475	$26,868,456	$13,391,995	$12,224,610	$125,392,256	$35,289,942

Statements of Changes in Net Assets (cont’d)

Neuberger Berman ETF Trust

	Option Strategy ETF		Small-Mid Cap ETF
	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended
	February 28, 2026 (Unaudited)	August 31, 2025	February 28, 2026 (Unaudited)	August 31, 2025
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$7,762,255	$17,765,888	$354,644	$742,279
Net realized gain/(loss) on investments	28,591,172	27,607,222	(4,018,436)	(4,161,514)
Change in net unrealized appreciation/(depreciation) of investments	18,084	(2,042,107)	12,378,756	(4,229,579)
Net increase/(decrease) in net assets resulting from operations	36,371,511	43,331,003	8,714,964	(7,648,814)
Distributions to Shareholders From (Note A):
Distributable earnings	(18,856,979)	(30,924,624)	(791,890)	(466,665)
Tax return of capital	—	(8,105,012)	—	—
Total distributions to shareholders	(18,856,979)	(39,029,636)	(791,890)	(466,665)
From Fund Share Transactions (Note D):
Proceeds from shares sold	29,214,816	98,720,094	43,529,011	64,338,050
Payments for shares redeemed	(40,872,500)	(108,436,635)	(7,138,570)	(72,846,235)
Net increase/(decrease) from Fund share transactions	(11,657,684)	(9,716,541)	36,390,441	(8,508,185)
Net Increase/(Decrease) in Net Assets	5,856,848	(5,415,174)	44,313,515	(16,623,664)
Net Assets:
Beginning of period	436,560,622	441,975,796	181,904,203	198,527,867
End of period	$442,417,470	$436,560,622	$226,217,718	$181,904,203

See Notes to Financial Statements

Notes to Financial Statements ETF Trustß (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman ETF Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated December 8, 2021. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger China Equity ETF ("China Equity ETF"), Neuberger Commodity Strategy ETF ("Commodity Strategy ETF"), Neuberger Core Equity ETF ("Core Equity ETF"), Neuberger Disrupters ETF ("Disrupters ETF"), Neuberger Growth ETF ("Growth ETF"), Neuberger Japan Equity ETF ("Japan Equity ETF"), Neuberger Option Strategy ETF ("Option Strategy ETF") and Neuberger Small-Mid Cap ETF ("Small-Mid Cap ETF") (each individually a "Fund," and collectively, the "Funds") are separate operating series of the Trust, each of which (except China Equity ETF, Core Equity ETF, Disrupters ETF and Growth ETF) is diversified. Each Fund offers and issues shares of beneficial interest ("Shares"). Shares of a Fund represent an equal proportionate interest in the Fund. Each of Core Equity ETF, Growth ETF, Japan Equity ETF and Small-Mid Cap ETF had no operations until July 31, 2024, December 18, 2024, September 11, 2024 and March 20, 2024, respectively, other than matters relating to each Fund's organization and its registration of shares under the 1933 Act. Each of Commodity Strategy ETF, China Equity ETF and Option Strategy ETF commenced operations as an ETF following its respective reorganization from a mutual fund (each, the respective Fund's "Predecessor Fund"). Prior to December 18, 2025, each Fund included "Neuberger Berman" in place of "Neuberger" in its name.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other series of the Trust.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Commodity Strategy ETF invests in commodity-related instruments through Neuberger Berman Cayman Commodity Fund I Ltd. (the "CS Subsidiary"), which is organized under the laws of the Cayman Islands. Commodity Strategy ETF is and expects to remain the sole shareholder of the CS Subsidiary. The CS Subsidiary is governed by its own Board of Directors.
As of February 28, 2026, the value of Commodity Strategy's ETF investment in the CS Subsidiary was as follows:

Investment in CS Subsidiary	Percentage of Net Assets
$76,670,788	21.8%
2
Consolidation: The accompanying financial statements of Commodity Strategy ETF present the consolidated accounts of Commodity Strategy ETF and the CS Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation.

3
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of the Funds are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most

ß
Notes to Consolidated Financial Statements for Commodity Strategy ETF

advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments

•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, exchange-traded funds and exchange-traded options written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider several factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Trust's Board of Trustees (the "Board") designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time at which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
4
Foreign currency translations: The accounting records of the Funds and the CS Subsidiary are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statements of Operations.

5
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as a Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statements of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which certain of the Funds participated as a class member. The amounts of such proceeds for the six months ended February 28, 2026 were $543 for Core Equity ETF.

6
Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund to qualify or to continue to qualify for, treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent a Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statements of Operations. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed each Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements.
The CS Subsidiary is a controlled foreign corporation under the U.S. Internal Revenue Code. As a U.S. shareholder of a controlled foreign corporation, Commodity Strategy ETF will include in its taxable income its share of the CS Subsidiary’s current earnings and profits (including net realized gains). Any deficit generated by the CS Subsidiary will be disregarded for purposes of computing Commodity Strategy ETF's taxable income in the current period and also disregarded for all future periods.
For federal income tax purposes, the estimated cost and unrealized appreciation/(depreciation) in value of investments held at February 28, 2026 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
China Equity ETF	$13,435,870	$2,879,100	$162,417	$2,716,683
Commodity Strategy ETF	429,465,752	37,009,914	121,030,442	(84,020,528)
Core Equity ETF	794,069,799	110,237,433	23,277,804	86,959,629
Disrupters ETF	23,452,079	5,546,574	1,580,122	3,966,452
Growth ETF	12,134,350	1,875,364	564,632	1,310,732
Japan Equity ETF	104,499,278	21,097,125	1,238,861	19,858,264
Option Strategy ETF	444,400,570	797,576	2,897,460	(2,099,884)
Small-Mid Cap ETF	211,117,828	27,659,397	12,966,357	14,693,040
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. The Funds may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.

Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds. For the year ended August 31, 2025, the Funds recorded permanent reclassifications related to one or more of the following: net operating losses written off, wholly owned subsidiary income & gain (loss), deemed distributions on shareholder redemptions, non-deductible excise tax, prior year true up adjustments, and gains (losses) & tax adjustments on securities redeemed in kind. For the year ended August 31, 2025, the Funds recorded the following permanent reclassifications:

	Paid-in Capital	Total Distributable Earnings/(Losses)
China Equity ETF	$—	$—
Commodity Strategy ETF	18,615,498	(18,615,498)
Core Equity ETF	727,003	(727,003)
Disrupters ETF	757,380	(757,380)
Growth ETF	(42)	42
Japan Equity ETF	—	—
Option Strategy ETF	—	—
Small-Mid Cap ETF	(225,692)	225,692

The tax character of distributions paid during the years ended August 31, 2025, and August 31, 2024, was as follows:

	Distributions Paid From:
	Ordinary Income		Long-Term Capital Gain		Return of Capital		Total
	2025	2024	2025	2024	2025	2024	2025	2024
China Equity ETF	$69,534	$—	$—	$—	$—	$—	$69,534	$—
Commodity Strategy ETF	9,842,279	10,388,667	—	—	—	—	9,842,279	10,388,667
Core Equity ETF	1,207,938	— (a)	—	— (a)	—	— (a)	1,207,938	— (a)
Disrupters ETF	—	—	—	—	—	—	—	—
Growth ETF	— (b)	—	— (b)	—	— (b)	—	— (b)	—
Japan Equity ETF	132,168 (c)	—	— (c)	—	— (c)	—	132,168 (c)	—
Option Strategy ETF	30,924,624	16,777,992 (d)(e)(f)	—	— (d)(e)(f)	8,105,012	4,514,912 (d)(e)(f)	39,029,636	21,292,904 (d)(e)(f)
Small-Mid Cap ETF	466,665	— (g)	—	— (g)	—	— (g)	466,665	— (g)

(a)	Period from July 31, 2024 (Commencement of Operations) to August 31, 2024.
(b)	Period from December 18, 2024 (Commencement of Operations) to August 31, 2025.
(c)	Period from September 11, 2024 (Commencement of Operations) to August 31, 2025.
(d)
On June 29, 2023, the Neuberger Berman Alternative Funds' Board of Trustees approved a change in fiscal year end from October 31 to August 31 for the Option Strategy ETF's Predecessor Fund. This change was effective beginning with the fiscal period, November 1, 2023.

(e)	Period from November 1, 2023 to August 31, 2024.
(f)	Amounts disclosed are inclusive of the Option Strategy ETF's Predecessor Fund.
(g)	Period from March 20, 2024 (Commencement of Operations) to August 31, 2024.
As of August 31, 2025, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
China Equity ETF	$127,205	$—	$1,424,598	$(17,788,819)	$(5,735)	$(16,242,751)
Commodity Strategy ETF	20,655,976	—	(107,696,225)	(2,469,160)	(105)	(89,509,514)
Core Equity ETF	1,481,659	—	48,318,708	(591,721)	(8,358)	49,200,288
Disrupters ETF	—	—	6,143,723	(545,013)	—	5,598,710
Growth ETF(a)	25,058	—	1,320,069	(38,254)	(3,922)	1,302,951
Japan Equity ETF(b)	951,513	—	4,144,815	(379,187)	(14,837)	4,702,304
Option Strategy ETF	—	—	(2,117,968)	—	(2,030)	(2,119,998)
Small-Mid Cap ETF	469,631	—	2,314,283	(5,225,855)	(55,436)	(2,497,377)

(a)	Period from December 18, 2024 (Commencement of Operations) to August 31, 2025.
(b)	Period from September 11, 2024 (Commencement of Operations) to August 31, 2025.

The temporary differences between book basis and tax basis distributable earnings are primarily related to one or more of the following: losses disallowed and/or recognized on wash sales, amortization of organizational expenses, amortization of bond premium, mark-to-market adjustments on passive foreign investment companies ("PFICs"), wholly owned subsidiary inclusions, and tax adjustments related to other investments.
To the extent each Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at August 31, 2025, the following Funds had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:

	Capital Loss Carryforwards
	Long-Term	Short-Term
China Equity ETF	$11,504,118	$6,284,701
Commodity Strategy ETF	71,411	2,397,749
Core Equity ETF	—	591,721
Disrupters ETF	—	501,284 *
Growth ETF	—	38,254
Japan Equity ETF	—	379,187
Small-Mid Cap ETF	3,219,480	2,006,375

*	Future utilization of losses may be limited under current tax regulations.
During the year ended August 31, 2025, China Equity, Commodity Strategy, Disrupters and Option Strategy utilized capital loss carryforwards of $514,203, $166,292, $120,083 and $16,618,179, respectively.
Option Strategy determines the amount of its monthly distribution to pay based on a combination of expected premiums and gains (collectively referred to as "premiums") from writing put options, the portion of such premiums to be included in such distribution and interest from the Fund’s fixed income investments, net of expenses, during that period. As a result of such distribution strategy, the Fund’s distributions are expected to exceed its earnings and profits in some or all tax years, and consequently, all or a portion of the distributions made for a taxable year may be characterized as a return of capital to shareholders.
Under current tax regulations, capital losses realized on investment transactions after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Under the current tax rules, the Funds may also defer any realized late-year ordinary losses as occurring on the first day of the following fiscal year. Late-year ordinary losses represent ordinary losses realized on investment transactions after December 31 and specified losses (ordinary losses from the sale, exchange, or other disposition of property, net foreign currency losses and net PFICs mark to market losses) realized on investment transactions after October 31. For the year ended August 31, 2025, the Funds elected to defer the following late-year ordinary losses and post October capital losses:

	Late-Year Ordinary Loss Deferral	Post October Capital Loss Deferral
Disrupters ETF	$43,729	$—
7
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

8
Distributions to shareholders: Each Fund may earn income, net of expenses, daily on its investments. Except for Option Strategy ETF, as noted below, distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in December) and are recorded on the ex-date.

Option Strategy ETF generally distributes net investment income, including short-term capital gains, if any, monthly and net realized capital gains, if any, annually.

9
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

The Chinese economy, industries, and securities and currency markets may be adversely affected by slow economic activity worldwide, protectionist trade policies, dependence on exports and international trade, currency devaluations and other currency exchange rate fluctuations, restrictions on monetary repatriation.
Investing in companies controlled by various Chinese governmental authorities involves risks that political changes, social instability, regulatory uncertainty, adverse diplomatic developments, asset expropriation or nationalization, or confiscatory taxation could adversely affect the performance of such companies.
The changing economic, political and social conditions in Japan could significantly impact the value of the Japanese securities held by the Fund. The Japanese market can experience significant volatility due to regional and global economic, social, and political conditions and events in the U.S. and elsewhere, and global economic disruptions such as supply chain disruptions and geopolitical instability and other hostilities, and natural disasters or epidemics. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. The Japanese economy is characterized by government intervention and protectionism, reliance on oil imports, a highly regulated labor market, an aging demographic, declining population, and large government debt. Japan is heavily dependent on oil and other commodity imports, and higher commodity prices could therefore have a negative impact on the Japanese economy. International trade, particularly with the U.S., also impacts the growth of the Japanese economy, and trade policies taken by the U.S. and other trade partners or adverse economic conditions in the U.S. or other trade partners may affect Japan.
Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country.
10
Investment company securities and other exchange-traded funds: The Funds may invest in shares of other registered investment companies, including other exchange-traded funds ("ETFs"), within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the Securities and Exchange Commission ("SEC"), particularly Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the limitations of the 1940 Act if a Fund complies with the conditions of the Rule. Shareholders of a Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.
11
When-issued/delayed delivery securities: Commodity Strategy ETF and Option Strategy ETF may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to a Fund until payment takes place. When-issued and delayed delivery transactions can have a leverage-like effect on a Fund, which can increase fluctuations in the Fund’s NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Commodity Strategy ETF may also enter into a TBA agreement and "roll over" such agreement prior to the settlement date by selling the obligation to purchase the pools set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. TBA mortgage-backed securities may increase prepayment risks because the underlying mortgages may be less favorable than anticipated by a Fund. Certain transactions will require a Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
12
Derivative instruments: Certain Funds' use of derivatives during the six months ended February 28, 2026, is described below. Please see the Schedule of Investments for each Fund's open positions in derivatives, if any, at February 28, 2026. The disclosure requirements of ASC 815 "Derivatives and Hedging" ("ASC 815") distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting. Accordingly, even though a Fund’s investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

Rule 18f-4 under the 1940 Act regulates the use of derivatives for certain funds registered under the 1940 Act ("Rule 18f-4"). Unless a Fund qualifies as a "limited derivatives user" as defined in Rule 18f-4, the Fund is subject to a comprehensive derivatives risk management program, is required to comply with certain value-at-risk based leverage limits and is required to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If a Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk.
Futures contracts: During the six months ended February 28, 2026, Commodity Strategy ETF used commodity futures contracts (through investments in the CS Subsidiary) to provide investment exposure to individual commodities, as well as to manage and/or adjust the risk profile of the Fund.
At the time a Fund or CS Subsidiary enters into a futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund or CS Subsidiary as unrealized gains or losses.

Although some futures by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching futures. When the contracts are closed or expire, a Fund or CS Subsidiary recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to a Fund or CS Subsidiary because the exchange’s clearinghouse assumes the position of the counterparty in each transaction. Thus, a Fund or CS Subsidiary is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction.
For U.S. federal income tax purposes, the futures transactions undertaken by a Fund or CS Subsidiary may cause the Fund or CS Subsidiary to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund or CS Subsidiary. Also, a Fund’s or CS Subsidiary's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Fund’s or CS Subsidiary's taxable income.
Options: During the six months ended February 28, 2026, Option Strategy ETF used options written primarily to gain exposure to securities, markets, sectors or geographical areas and also to enhance total return and gain exposure more efficiently than through a direct purchase of the underlying security.
Premiums received by a Fund upon writing a call option or a put option are recorded in the liability section of the Fund’s Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, a Fund realizes a gain or loss and the liability is eliminated.
When a fund writes a call option on an underlying asset it does not own, its exposure on such an option is theoretically unlimited. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, a Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a call or put option that a Fund has written expires unexercised, a Fund will realize a gain for the amount of the premium. All securities covering outstanding written options are held in escrow by the custodian bank.
At February 28, 2026, the Funds listed below had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

	Asset Derivatives		Liability Derivatives
Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Commodity Strategy ETF
Futures
Commodity risk	Receivable/Payable for accumulated variation margin on futures contracts	$36,646,208	Receivable/Payable for accumulated variation margin on futures contracts	$(9,039,780)
Option Strategy ETF
Options written
Equity risk	—	—	Option contracts written, at value	(5,592,008)

The impact of the use of these derivative instruments on the Statements of Operations during the six months ended February 28, 2026, was as follows:

Fund	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Commodity Strategy ETF
Futures
Commodity risk	$23,311,306	$23,629,954
Option Strategy ETF
Options written
Equity risk	29,387,891	114,942

(a)	Net realized gain/(loss) on derivatives is located in the Statements of Operations each under the caption, "Net realized gain/(loss) on:"

Futures	Expiration or closing of futures contracts
Options written	Expiration or closing of option contracts written

(b)	Change in net unrealized appreciation/(depreciation) is located in the Statements of Operations each under the caption, "Change in net unrealized appreciation/(depreciation) in value of:"

Futures	Futures contracts
Options written	Option contracts written
While the Funds may receive rights and warrants in connection with their investments in securities, these rights and warrants are not considered "derivative instruments" under ASC 815.
Management has concluded that China Equity ETF, Core Equity ETF, Disrupters ETF, Growth ETF, Japan Equity ETF, and Small-Mid Cap ETF did not hold any derivative instruments during the six months ended February 28, 2026 that require additional disclosures pursuant to ASC 815.
13
Securities lending: Each Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial collateral received by a Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and a Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included on the Statement of Assets and Liabilities under the caption "Investments in securities at value—Unaffiliated issuers". The total value of securities received as collateral for securities on loan is included in a footnote following the applicable Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to that Fund.

As of February 28, 2026, the Fund listed below had outstanding loans of securities to certain approved brokers each with a value as follows:

Value of Securities Loaned
Growth ETF	$145,459
As of February 28, 2026, the Fund listed below had outstanding loans of securities to certain approved brokers for which it received collateral as follows:
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 days	Greater Than 90 Days	Total
Securities Lending Transactions(a)
Common Stocks
Growth ETF	$148,495	$—	$—	$—	$148,495

(a)	Amounts represent the payable for collateral received for loaned securities.
14
Offsetting assets and liabilities: The Funds are required to disclose both gross and net information for assets and liabilities related to over-the-counter derivatives, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. Growth ETF held one or more of these investments at February 28, 2026. The Fund's securities lending assets at fair value are reported gross in the Statements of Assets and Liabilities. The following tables present securities lending assets by counterparty and net of the related collateral received by a Fund as of February 28, 2026.

Description	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Growth ETF
Securities lending	$145,459	$—

Gross Amounts Not Offset in the Statements of Assets and Liabilities:
	Assets				Liabilities
Counterparty	Gross Amounts Presented in the Statements of Assets and Liabilities	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)	Gross Amounts Presented in the Statements of Assets and Liabilities	Assets Available for Offset	Collateral Pledged(a)	Net Amount(b)
Growth ETF
SSB	$145,459	$—	$(145,459)	$—	$—	$—	$—	$—
Total	$145,459	$—	$(145,459)	$—	$—	$—	$—	$—

(a)	Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.
(b)
A Net Amount greater than zero represents amounts subject to loss as of February 28, 2026, in the event of a counterparty failure. A Net Amount less than zero represents amounts under-collateralized to each counterparty as of February 28, 2026.

15
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or a Fund.
16
Segment reporting: In this reporting period, each Fund adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. Each Fund's investment manager acts as the Funds' CODM. The CODM has determined that each Fund has a single operating segment because the CODM monitors the operating results of each Fund as a whole and evaluates performance in accordance with each Fund's principal investment strategies as disclosed in its prospectus. The CODM uses these measures to assess Fund performance and allocate resources effectively. Each Fund's total returns, expense ratios, and changes in net assets which among others are used by the CODM to assess Fund performance and to make resource allocation decisions for each Fund's single segment are consistent with that presented within each Fund's financial statements.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
Disrupters ETF:
The Fund retains NBIA as investment manager under a Management Agreement. Under the Management Agreement, Management is responsible for choosing the Fund’s investments and handling its day-to-day business. In addition, Management provides to the Fund certain Fund services and administrative services as specified in the Management Agreement.
China Equity ETF, Commodity Strategy ETF, Core Equity ETF, Growth ETF, Japan Equity ETF, Option Strategy ETF and Small-Mid Cap ETF:
Each Fund retains NBIA as investment manager under a Management Agreement. Under the Management Agreement, Management is responsible for choosing a Fund’s investments and handling its day-to-day business and certain Fund services.

For such investment management services, each Fund pays NBIA monthly, an investment management fee at an annual rate as a percentage of average daily net assets according to the following table:
	First $250 million	Next $250 million	Next $250 million	Next $250 million	Next $500 million	Next $2.5 billion	Thereafter
China Equity ETF	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Commodity Strategy ETF and CS Subsidiary(a)	0.50%	0.475%	0.45%	0.425%	0.40%	0.375%	0.35%
Core Equity ETF (b)	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Disrupters ETF (b)	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Growth ETF (b)	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Japan Equity ETF (b)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Option Strategy ETF	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%

	First $250 million	Next $250 million	Next $250 million	Next $250 million	Next $500 million	Next $2.5 billion	Thereafter
Small-Mid Cap ETF (c)	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%

(a)	Less the net assets of the CS Subsidiary for Commodity Strategy ETF.
(b)
NBIA has contractually agreed to waive its management fee by 0.10% of Core Equity ETF's and Disrupters
ETF's average net assets. NBIA has contractually agreed to waive its management fee by 0.13% and 0.20%
of Growth ETF's and Japan Equity ETF's average net assets, respectively. These undertakings last until
August 31, 2027 (except for Disrupters ETF, which lasts until April 8, 2027) and may not be terminated during their term without the consent of the Board. The fee waiver for each of Core Equity ETF, Growth ETF and Japan Equity ETF will not reduce expenses below the contractual expense limitation agreement described below. Management fees contractually waived are not subject to recovery by NBIA.

(c)	Prior to April 1, 2025, the management fee was 0.60%.
Management fees waived for the six months ended February 28, 2026 were as follows:

Fund	Percentage of Average Daily Net Assets	Effective Date(s)	Management Fees Waived for the Six Months Ended February 28, 2026
Core Equity ETF	0.10%	7/31/2024	$322,474
Disrupters ETF	0.10%	4/6/2022	$14,220
Growth ETF	0.13%	12/18/2024	$8,325
Japan Equity ETF	0.20%	9/11/2024	$55,927
Accordingly, for the six months ended February 28, 2026, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of the Fund's average daily net assets, as follows:

Effective Rate
Commodity Strategy ETF and CS Subsidiary(a)	0.50%
Core Equity ETF	0.20%
Disrupters ETF	0.55%
Growth ETF	0.34%
Japan Equity ETF	0.40%

(a)	Less the net assets of the CS Subsidiary.
Disrupters ETF:
NBIA has contractually agreed to pay all operating expenses of the Fund, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) brokerage expenses, including commissions, and other transaction costs; (iii) acquired fund fees and expenses; (iv) dividend and interest expenses relating to short sales; (v) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (vi) the compensation payable to NBIA under this Agreement; (vii) securities lending expenses; (viii) litigation expenses and tax reclaim expenses; (ix) indemnification expenses; and (x) any expenses determined to be extraordinary expenses by the Board. With the Fund's consent, Management may subcontract to third parties some of its responsibilities to the Fund under the Management Agreement and may compensate each such third party that provides such services. Certain expenses that are outside of the investment management fee, as described above, may be applicable to multiple funds within the complex of related investment companies and such allocations are handled as follows: Expenses directly attributable to the Fund are charged to the Fund. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company (e.g., the Fund) are allocated among the Fund and the other investment companies or series thereof in the complex on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies or series thereof in the complex can otherwise be made fairly.
China Equity ETF, Commodity Strategy ETF, Core Equity ETF, Growth ETF, Japan Equity ETF, Option Strategy ETF and Small-Mid Cap ETF:
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of each Fund so that the total annual operating expenses do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The expenses of the CS Subsidiary are included in the total expenses used to calculate the reimbursement, which Commodity Strategy ETF has agreed to share with the CS Subsidiary. For the six months ended February 28, 2026, the expenses of the CS Subsidiary amounted to $188,363.
China Equity ETF, Commodity Strategy ETF, Core Equity ETF, Growth ETF, Japan Equity ETF, Option Strategy ETF and Small-Mid Cap ETF have agreed that they will repay NBIA for fees and expenses waived or reimbursed provided that repayment does not cause the respective Fund's annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the respective Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the six months ended February 28, 2026, there was no repayment to NBIA under these agreements.
At February 28, 2026, the Funds' contingent liabilities to NBIA under the agreements were as follows:

			Expenses Reimbursed in Year Ended August 31,
			2023	2024	2025	2026
			Subject to Repayment until August 31,
Fund	Contractual Expense Limitation(a)	Expiration	2026	2027	2028	2029
China Equity ETF	0.74%(b)	8/31/29	$226,862	$285,356	$261,431	$125,637
Commodity Strategy ETF	0.64%(c)	8/31/29	269,368	290,488	251,427	125,037
Core Equity ETF	0.29%(d)	8/31/27	—	155,888 (e)	349,629	140,320
Growth ETF	0.43%(f)	8/31/27	—	—	251,636 (g)	93,704
Japan Equity ETF	0.49%(h)	8/31/27	—	—	358,269 (i)	119,517
Option Strategy ETF	0.55%(j)	8/31/29	152,800 (k)	183,251 (l)	107,820	57,166
Small-Mid Cap ETF	0.64%(m)	8/31/29	—	178,213 (n)	202,389	79,266

(a)	Expense limitation per annum of the Fund's average daily net assets.

(b)
Expenses waived or reimbursed prior to the close of business on October 13, 2023, are of the Neuberger
Berman Greater China Equity Fund (the "China Equity ETF Predecessor Fund"), which had a contractual expense limitation of 1.50% for its Institutional Class.

(c)
Expenses waived or reimbursed prior to the close of business on October 21, 2022, are of the Neuberger
Berman Commodity Strategy Fund (the "Commodity Strategy ETF Predecessor Fund"), which had a contractual expense limitation of 0.73% for its Institutional Class.

(d)
0.29% per annum of the Fund's average net assets until 8/31/27 after taking into account the contractual management fee waiver discussed above, 0.39% per annum of the Fund's average net assets from 9/1/27 to 8/31/29.

(e)	Period from July 31, 2024 (Commencement of Operations) to August 31, 2024.
(f)
0.43% per annum of the Fund's average net assets until 8/31/27 after taking into account the contractual management fee waiver discussed above, 0.56% per annum of the Fund's average net assets from 9/1/27 to 8/31/29.

(g)	Period from December 18, 2024 (Commencement of Operations) to August 31, 2025.
(h)
0.49% per annum of the Fund's average net assets until 8/31/27 after taking into account the contractual management fee waiver discussed above, 0.69% per annum of the Fund's average net assets from 9/1/27 to 8/31/29.

(i)	Period from September 11, 2024 (Commencement of Operations) to August 31, 2025.
(j)
Expenses waived or reimbursed prior to the close of business on January 26, 2024, are of the Neuberger
Berman U.S. Equity Index PutWrite Strategy Fund (the "Option Strategy ETF Predecessor Fund"), which had a contractual expense limitation of 0.65% until January 11, 2024. Effective January 12, 2024, the contractual expense limitation changed to 0.55% for its Institutional Class.

(k)	Year ended October 31.
(l)	Period from November 1, 2023 to August 31, 2024.
(m)	Prior to April 1, 2025, the contractual expense limitation was 0.73%.
(n)	Period from March 20, 2024 (Commencement of Operations) to August 31, 2024.
NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
Each of China Equity ETF, Commodity Strategy ETF, Core Equity ETF, Growth ETF, Japan Equity ETF, Option Strategy ETF and Small-Mid Cap ETF retains NBIA as its administrator under an Administration Agreement. Each Fund pays NBIA monthly a fee at the annual rate of 0.09% of the respective Fund's average daily net assets. Under the Administration Agreement, the CS Subsidiary does not pay an annual administration fee.
Neuberger Berman BD LLC (the "Distributor") serves as the distributor in connection with the continuous offering of each Fund’s shares. Each Fund (except China Equity ETF, Commodity Strategy ETF, and Option Strategy ETF) also has a distribution agreement that allows the Fund to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). Under their distribution plans (each a Plan, collectively, the "Plans") if a Service Provider provides distribution services, a Fund would pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor would, in turn, pay the Service Provider out of its fees. The Board currently has determined not to implement any 12b-1 fees pursuant to the Plans. 12b-1 fees may only be imposed after approval by the Board.

Note C—Securities Transactions:
During the six months ended February 28, 2026, there were purchase and sale transactions of long-term securities (excluding futures and option written, if any) and in-kind capital share transactions as follows:

	Transactions of Long-Term Securities		In-kind Capital Share Transactions
	Purchases	Sales	Purchases	Sales
China Equity ETF	$11,980,886	$5,293,075	$—	$—
Commodity Strategy ETF	99,197,401	46,128,738	—	—
Core Equity ETF	357,555,866	183,707,084	259,683,150	74,084,799
Disrupters ETF	5,508,670	5,847,490	2,664,485	—
Growth ETF	2,100,409	2,426,145	1,401,875	—
Japan Equity ETF	19,531,479	21,117,820	71,333,675	—
Option Strategy ETF(a)	303,488,901	277,880,328	—	—
Small-Mid Cap ETF	48,265,740	59,166,378	42,600,811	7,023,296

(a)	Includes purchases and sales of U.S. Government and Agency Obligations of $132,898,207 and $110,300,000, respectively.
During the six months ended February 28, 2026, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
The Funds issue or redeem capital shares in aggregation of a specified number of shares (each, a "Creation Unit") to certain institutional investors (typically market makers or other broker-dealers) on a continuous basis through the Distributor. Currently, the number of shares that constitutes a Creation Unit is 25,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities, cash or a combination thereof, consistent with a Fund's investment objective, policies and disclosure.
Share activity for the six months ended February 28, 2026, was as follows:
Fund	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Issued In Connection with Tax-Free Reorganization (see Note F)	Shares Redeemed	Total
China Equity ETF	200,000	—	—	—	200,000
Commodity Strategy ETF	3,050,000	—	—	(125,000)	2,925,000
Core Equity ETF	13,775,000	—	3,713,209	(2,425,000)	15,063,209
Disrupters ETF	75,000	—	—	—	75,000
Growth ETF	50,000	—	—	—	50,000
Japan Equity ETF	2,250,000	—	—	—	2,250,000
Option Strategy ETF	1,075,000	—	—	(1,500,000)	(425,000)
Small-Mid Cap ETF	1,675,000	—	—	(275,000)	1,400,000

Share activity for the year ended August 31, 2025, was as follows:

Fund	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
China Equity ETF	—	—	—	—
Commodity Strategy ETF	3,475,000	—	(3,200,000)	275,000
Core Equity ETF	4,600,000	—	(325,000)	4,275,000
Disrupters ETF	225,000	—	(100,000)	125,000
Growth ETF(a)	450,001	—	—	450,001
Japan Equity ETF(b)	1,200,001	—	—	1,200,001
Option Strategy ETF	3,775,000	—	(4,175,000)	(400,000)
Small-Mid Cap ETF	2,550,000	—	(3,125,000)	(575,000)

(a)	Period from December 18, 2024 (Commencement of Operations) to August 31, 2025.
(b)	Period from September 11, 2024 (Commencement of Operations) to August 31, 2025.
A standard creation or redemption transaction fee is imposed to offset transfer and other costs associated with the issuance and redemption of Creation Units and is charged to the Authorized Participant and paid directly to State Street Bank and Trust Company, which serves as the transfer agent. The Authorized Participant may also be required to pay a variable transaction fee to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses with respect to transactions in Creation Units for cash, which are treated as increases in capital. The Manager may adjust and/or waive all or some of the transaction fees from time to time. These variable fees, if any, are reflected in "Proceeds from shares sold" in the Statements of Changes in Net Assets.
Note E—Line of Credit:
At February 28, 2026, each Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple SOFR plus 1.00% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. Each Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by such Fund and other costs incurred by such Fund (for Disrupters ETF, the pro rata share of the commitment fee and any other Credit Facility cost shared by the participants are covered under the investment management fee described further in Note B). Because several funds participate in the Credit Facility, there is no assurance that an individual fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for any Fund under the Credit Facility at February 28, 2026. During the six months ended February 28, 2026, none of the Funds utilized the Credit Facility.
Note F—Reorganizations:
On July 23, 2025, the shareholders of Neuberger Berman Dividend Growth Fund (the "Merging Fund"), a series of the Neuberger Berman Equity Funds, approved the proposed reorganization of the Merging Fund into Core Equity ETF (the "Acquiring ETF") (the "Merger"). The Merger was completed as of the close of business on October 17, 2025 (the "Closing Date"), and the Merging Fund shareholders became shareholders of the Acquiring ETF. The Merger qualified as a tax-free reorganization for federal income tax purposes. The Merger was accomplished by a tax-free exchange of 4,549,048 shares of the Institutional Class of the Merging Fund for 3,713,209 shares of the Acquiring ETF. The Merging Fund’s aggregate net assets on the Closing Date were $114,142,190, including investments with $47,919,459 of net unrealized appreciation, and were combined with those of the Acquiring ETF, which were $411,909,795. The combined net assets of the Acquiring ETF immediately after the Merger were $526,051,985. For financial reporting purposes, assets received and shares issued by the Acquiring ETF were recorded at fair value; however, the cost basis of the investments received from the Merging Fund was carried forward to align ongoing reporting of the Acquiring ETF’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the Merger had been completed on September 1, 2025, the beginning of the reporting period of the Acquiring ETF, the Acquiring ETF’s pro forma results of operations for the six months ended February 28, 2026, would have been as follows:
Net Investment Income/(Loss)	$2,775,706
Net Realized and Unrealized Gains/(Losses) on Investments	25,525,502
Net Increase/(Decrease) in Net Assets resulting from operations	$28,301,208
Because the combined investment portfolios have been managed as a single integrated portfolio since the Merger completed, it is not practicable to separate the amounts of revenue and earnings of the Merging Fund that have been included in the Acquiring ETF’s Statement of Operations as of February 28, 2026.
Note G—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of each Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

The following tables include selected data for a share outstanding throughout each fiscal period and other performance information derived from the financial statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding fiscal period.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or Losses on Securities (both realized and unrealized)	Total Income (Loss) From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
China Equity ETF[e]

2/28/2026 (Unaudited)	$31.01	$0.05	$6.21	$6.26	$(0.44)	$—	$—
8/31/2025	$22.43	$0.42	$8.44	$8.86	$(0.29)	$—	$—
8/31/2024	$25.44	$0.54	$(3.55)	$(3.01)	$—	$—	$—
8/31/2023[i]	$30.58	$(0.11)	$(4.78)	$(4.89)	$(0.25)	$—	$(0.00)
8/31/2022[i]	$45.64	$0.21	$(12.73)	$(12.52)	$(0.32)	$(2.22)	$—
8/31/2021[i]	$40.43	$0.32	$5.14	$5.46	$(0.25)	$—	$—

Commodity Strategy ETF[k,l]

2/28/2026 (Unaudited)	$22.92	$0.41	$3.74	$4.15	$(1.91)	$—	$—
8/31/2025	$21.11	$0.90	$2.00	$2.90	$(1.09)	$—	$—
8/31/2024	$22.68	$1.06	$(1.73)	$(0.67)	$(0.90)	$—	$—
8/31/2023	$25.91	$0.86	$(1.02)	$(0.16)	$(3.07)	$—	$—
Period from 11/1/2021 to 8/31/2022[m,n]	$34.57	$0.04	$2.65	$2.69	$(11.35)	$—	$—
10/31/2021	$22.52	$(0.09)	$12.27	$12.18	$(0.13)	$—	$—
10/31/2020	$26.60	$0.18	$(3.82)	$(3.64)	$(0.44)	$—	$—

Core Equity ETF

2/28/2026 (Unaudited)	$29.97	$0.12	$1.49	$1.61	$(0.14)	$—	$—
8/31/2025	$26.05	$0.25	$3.80	$4.05	$(0.13)	$—	$—
Period from 7/31/2024[q] to 8/31/2024	$25.49	$0.03	$0.53	$0.56	$—	$—	$—

Disrupters ETF

2/28/2026 (Unaudited)	$34.49	$(0.01)	$(2.29)	$(2.30)	$—	$(0.13)	$—
8/31/2025	$29.61	$(0.02)	$4.90	$4.88	$—	$—	$—
8/31/2024	$23.27	$(0.04)	$6.38	$6.34	$—	$—	$—
8/31/2023	$19.43	$(0.05)	$3.89	$3.84	$—	$—	$—
Period from 4/6/2022[q] to 8/31/2022	$24.02	$(0.01)	$(4.58)	$(4.59)	$—	$—	$—

Growth ETF

2/28/2026 (Unaudited)	$27.17	$0.03	$(0.31)	$(0.28)	$(0.07)	$(0.04)	$—
Period from 12/18/2024[q] to 8/31/2025	$24.23	$0.05	$2.89	$2.94	$—	$—	$—

See Notes to Financial Highlights

Total Distributions	Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.44)	$—	$36.83	20.37%[f]	$16.1	3.35%[g]	0.74%[g]	0.29%[g]	52%[f]
$(0.29)	$0.01	$31.01	39.92%[h]	$7.3	5.00%	0.74%	1.64%	130%
$—	$—	$22.43	(11.84)%	$5.3	7.20%	0.77%	2.30%	231%
$(0.25)	$—	$25.44	(16.10)%	$1.7	2.79%	1.51%[j]	(0.38)%	45%
$(2.54)	$—	$30.58	(28.71)%	$32.4	1.91%	1.51%	0.55%	53%
$(0.25)	$—	$45.64	13.54%	$61.3	1.80%	1.51%	0.66%	81%

$(1.91)	$—	$25.16	19.13%[f]	$351.9	0.73%[g]	0.64%[g]	3.45%[g]	25%[f]
$(1.09)	$—	$22.92	14.31%	$253.5	0.76%	0.64%	4.09%	102%
$(0.90)	$—	$21.11	(2.88)%	$227.7	0.76%	0.65%	4.87%	83%
$(3.07)	$—	$22.68	0.25%	$274.7	0.77%	0.66%	3.84%	61%
$(11.35)	$—	$25.91	13.67%[f]	$209.5	0.92%[g]	0.73%[g]	0.22%[g]	57%[f]
$(0.13)	$—	$34.57	54.44%	$147.4	0.99%	0.74%	(0.36)%	56%
$(0.44)	$—	$22.52	(13.98)%	$89.4	0.99%	0.74%	0.74%	109%

$(0.14)	$—	$31.44	5.41%[f]	$880.9	0.44%[g]	0.29%[g]	0.79%[g]	28%[f,o]
$(0.13)	$—	$29.97	15.57%	$388.1	0.52%[p]	0.29%	0.93%	44%[o]
$—	$—	$26.05	2.18%[f]	$226.0	0.83%[g,p]	0.29%[g]	1.36%[g]	5%[f,o]

$(0.13)	$—	$32.06	(6.71)%[f]	$27.4	0.65%[g]	0.55%[g]	(0.07)%[g]	20%[f,o]
$—	$—	$34.49	16.47%	$26.9	0.65%	0.55%	(0.08)%	34%[o]
$—	$—	$29.61	27.26%	$19.4	0.65%	0.55%	(0.13)%	49%[o]
$—	$—	$23.27	19.77%	$11.1	0.65%	0.55%	(0.23)%	31%[o]
$—	$—	$19.43	(19.10)%[f]	$5.4	0.65%[g]	0.55%[g]	(0.17)%[g]	9%[f,o]

$(0.11)	$—	$26.78	(1.00)%[f]	$13.4	2.03%[g]	0.43%[g]	0.24%[g]	16%[f,o]
$—	$—	$27.17	12.11%[f]	$12.2	3.61%[g,p]	0.43%[g]	0.29%[g]	29%[f,o]

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or Losses on Securities (both realized and unrealized)	Total Income (Loss) From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
Japan Equity ETF

2/28/2026 (Unaudited)	$29.41	$0.16	$7.48	$7.64	$(0.70)	$—	$—
Period from 9/11/2024[q] to 8/31/2025	$25.00	$0.33	$4.26	$4.59	$(0.18)	$—	$—

Option Strategy ETF

2/28/2026 (Unaudited)	$26.46	$0.47	$1.74	$2.21	$(1.09)	$(0.06)	$—
8/31/2025	$26.15	$1.02	$1.55	$2.57	$(1.03)	$(0.76)	$(0.47)
Period from 11/1/2023 to 8/31/2024[r]	$24.04	$1.01	$2.31	$3.32	$(0.94)	$—	$(0.27)
10/31/2023[s]	$22.91	$1.33	$1.27	$2.60	$(1.45)	$—	$(0.02)
10/31/2022[s]	$31.77	$0.73	$(3.69)	$(2.96)	$(0.64)	$(5.26)	$—
10/31/2021[s]	$25.09	$0.02	$6.71	$6.73	$(0.03)	$(0.02)	$—
10/31/2020[s]	$25.90	$0.32	$0.23	$0.55	$(0.37)	$(0.99)	$—

Small-Mid Cap ETF

2/28/2026 (Unaudited)	$25.99	$0.05	$0.99	$1.04	$(0.10)	$—	$—
8/31/2025	$26.21	$0.10	$(0.26)	$(0.16)	$(0.06)	$—	$—
Period from 3/20/2024[q] to 8/31/2024	$25.21	$0.03	$0.97	$1.00	$—	$—	$—

See Notes to Financial Highlights

Total Distributions	Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.70)	$—	$36.35	26.42%[f]	$125.4	1.12%[g]	0.49%[g]	1.04%[g]	32%[f,o]
$(0.18)	$—	$29.41	18.53%[f]	$35.3	2.38%[g,p]	0.49%[g]	1.30%[g]	59%[f,o]

$(1.15)	$—	$27.52	8.49%[f]	$442.4	0.58%[g]	0.55%[g]	3.50%[g]	66%[f]
$(2.26)	$—	$26.46	10.30%	$436.6	0.58%	0.55%	3.92%	112%
$(1.21)	$—	$26.15	14.02%[f]	$442.0	0.62%[g]	0.57%[g]	4.38%[g]	39%[f]
$(1.47)	$—	$24.04	11.53%	$317.1	0.70%	0.65%	5.49%	19%
$(5.90)	$—	$22.91	(11.22)%	$293.4	0.70%	0.65%	2.87%	43%
$(0.05)	$—	$31.77	26.82%	$287.2	0.69%	0.65%	0.09%	38%
$(1.36)	$—	$25.09	2.22%	$235.6	0.74%	0.65%	1.31%	41%

$(0.10)	$—	$26.93	4.05%[f]	$226.2	0.72%[g]	0.64%[g]	0.36%[g]	25%[f,o]
$(0.06)	$—	$25.99	(0.62)%	$181.9	0.80%	0.70%	0.39%	39%[o]
$—	$—	$26.21	3.95%[f]	$198.5	0.92%[g,p]	0.73%[g]	0.26%[g]	12%[f,o]

Notes to Financial Highlights (Unaudited)

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
The class action proceeds listed in Note A of the Notes to Financial Statements, if any, had no impact on the
Funds' total returns for the six months ended  February 28, 2026. The class action proceeds received in
2024 and 2021 had no impact on the Funds' total returns for the year ended August 31, 2024 and for the year ended October 31, 2021, respectively.

c
Total return based on per share NAV reflects the effects of changes in NAV on the performance of each
Fund during the each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Each of Core Equity ETF, Disrupters
ETF, Growth ETF, Japan Equity ETF, and Small-Mid Cap ETF, has a limited performance history that should not be relied on. Past performance, particularly for brief periods of time, are not indicative of future returns.
Total return would have been lower if Management had not reimbursed and/or waived certain expenses and/or waived a portion of the investment management fee (for certain periods). Total return would have been higher if Management had not recouped previously reimbursed and/or waived expenses.

d	Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.
e	Financial highlights prior to the close of business on October 13, 2023 are of the China Equity ETF Predecessor Fund.
f	Not annualized.
g	Annualized.
h	Had China Equity ETF not received the voluntary contribution, the total return based on per share NAV for the year ended August 31, 2025 would have been 39.86%
i
After the close of business on October 6, 2023, the China Equity ETF Predecessor Fund’s Institutional Class
underwent a reverse stock split pursuant to a stock split ratio of 1:0.2842 (old to new). The per share data presented here has been retroactively adjusted to reflect this split.

j
Represents the annualized ratio of net expenses to average daily net assets after utilization of the line of credit by China Equity ETF (2023) and/or reimbursement of expenses and/or waiver of a portion of the investment management fee by Management. Had China Equity ETF not utilized the line of credit, the annualized ratios of net expenses to average daily net assets would have been:

Year Ended August 31,
2023
China Equity ETF	1.51%

k	Financial highlights prior to the close of business on October 21, 2022 are of the Commodity Strategy ETF Predecessor Fund.
l	Consolidated financial highlights. See Note A in the Notes to Consolidated Financial Statements.
m
After the close of business on October 14, 2022, the Commodity Strategy ETF Predecessor Fund's
Institutional Class underwent a reverse stock split pursuant to a stock split ratio of 1:0.2256 (old to new).
The per share data presented here has been retroactively adjusted to reflect this split.

n	The Commodity Strategy ETF Predecessor Fund changed its fiscal year end from October 31 to August 31. This period represents the ten-month period from November 1, 2021 to August 31, 2022.

Notes to Financial Highlights (Unaudited)  (cont’d)

o	Portfolio turnover rate excludes securities received or delivered in-kind. Had the Funds listed below included securities received or delivered in-kind the portfolio turnover rate would have been:

	Six Months Ended February 28,	Year Ended August 31,
	2026	2025	2024	2023	2022
Core Equity ETF	39%	46%	5% (1)	—	—
Disrupters ETF	21%	46%	64%	132%	9% (2)
Growth ETF	19%	29% (3)	—	—	—
Japan Equity ETF	35%	59% (4)	—	—	—
Small-Mid Cap ETF	35%	72%	12% (5)	—	—

(1) Period from July 31, 2024 (Commencement of Operations) to August 31, 2024.
(2) Period from April 6, 2022 (Commencement of Operations) to August 31, 2022.
(3) Period from December 18, 2024 (Commencement of Operations) to August 31, 2025.
(4) Period from September 11, 2024 (Commencement of Operations) to August 31, 2025.
(5) Period from March 20, 2024 (Commencement of Operations) to August 31, 2024.

p	Organization expense, which is a non-recurring expense, is included in these ratios on a non-annualized basis.
q	The date investment operations commenced.
r	The Option Strategy ETF Predecessor Fund changed its fiscal year end from October 31 to August 31. This period represents the ten-month period from November 1, 2023 to August 31, 2024.
s
After the close of business on January 19, 2024, the Option Strategy ETF Predecessor Fund’s Institutional
Class underwent a reverse stock split pursuant to a stock split ratio of 1:0.4356 (old to new). The per share data presented here has been retroactively adjusted to reflect this split.

Directory

Investment Manager and Administrator
Neuberger Berman Investment Advisers LLC*
1290 Avenue of the Americas
New York, NY 10104-0002
Distributor
Neuberger Berman BD LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Custodian and Transfer Agent
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
* Administrator to all Funds, except Disrupters ETF.
For Shareholders, address correspondence to:
Neuberger Funds
John Adams Building
1776 Heritage Drive
North Quincy, MA 02171
Legal Counsel
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Changes in and Disagreements with Accountants for Open-end Management Investment Companies
No changes and/or disagreements occurred in the current reporting period.
Proxy Disclosures for Open-end Management Investment Companies
During the period covered by this report, there were no matters submitted to the Funds' shareholders through the solicitation of proxies or otherwise.
Board Consideration of the Management Agreements
On an annual basis, the Board of Trustees (the "Board" or "Trustees") of Neuberger Berman ETF Trust (the "Trust"), including the Trustees who are not "interested persons" of the Trust or of Neuberger Berman Investment Advisers LLC (with its affiliates, "Management"), as such term is defined under the Investment Company Act of 1940, as amended ("1940 Act"), ("Independent Fund Trustees"), considers whether to continue the management agreements with Management (the "Agreements" with respect to Neuberger Disrupters ETF ("Disrupters"), Neuberger China Equity ETF ("China Equity"), Neuberger Commodity Strategy ETF ("Commodity Strategy"), Neuberger Core Equity ETF ("Core ETF"), Neuberger Japan Equity ETF ("Japan Equity"), Neuberger Option Strategy ETF ("Option Strategy"), and Neuberger Small-Mid Cap ETF, ("SMID ETF," and together with China Equity, Commodity Strategy, Core Equity, Japan Equity and Option Strategy, the "Traditional Fee ETFs" and together with Disrupters, the "Funds").  Throughout the process, the Independent Fund Trustees are advised by counsel that is experienced in 1940 Act matters and that is independent of Management ("Independent Counsel"). At a meeting held on October 9, 2025, the Board, including the Independent Fund Trustees, approved the continuation of the Agreements for each Fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each Fund and its shareholders; (ii) a comparison of each Fund’s performance, fees and expenses relative to its benchmark, various peers or similar accounts, as applicable; (iii) the costs of the services provided by, and the estimated profit or loss to Management from its relationships with each Fund; (iv) any apparent or anticipated economies of scale in relation to the services Management provides to each Fund and whether any such economies of scale are shared with Fund shareholders; and (v) any "fall-out" benefits likely to accrue to Management and its affiliates from their relationship with each Fund.
In evaluating the Agreements with respect to each Fund, the Board, including the Independent Fund Trustees, reviewed extensive materials provided by Management in response to questions submitted by the Independent Fund Trustees and Independent Counsel, which the Contract Review Committee annually considers and updates. It also met with senior representatives of Management regarding its personnel, operations, and profitability as they relate to the Funds. The annual contract review extends over at least two regular meetings of the Board to allow Management additional time to respond to any questions the Independent Fund Trustees may have on their initial review of the materials and for the Independent Fund Trustees to consider those responses.
In connection with its deliberations, the Board also considered the broad range of information relevant to the annual contract review that is provided to the Board (including its various standing committees) at meetings throughout the year. In addition, the Board established the Contract Review Committee, which is comprised solely of Independent Fund Trustees, to assist in its evaluation and analysis of materials for the annual contract review. Those standing committees provide reports to the full Board, including the members of the Contract Review Committee, which consider that information as part of the annual contract review process.
The Independent Fund Trustees received from Independent Counsel a memorandum discussing the legal standards for their consideration of the proposed continuation of the Agreements. During the course of the year and during their deliberations regarding the annual contract review, the Contract Review Committee and the Independent Fund Trustees met with Independent Counsel separately from representatives of Management.
Provided below is a description of the Board’s contract approval process and material factors that the Board considered at its meetings regarding renewals of the Agreements and the compensation to be paid thereunder. In connection with its approval of the continuation of the Agreements, the Board evaluated the terms of the Agreements, the overall fairness of the Agreements to each Fund, and whether the Agreements were in the best interests of each respective Fund and its shareholders. The Board’s determination to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and in connection with the annual contract review. The Board considered each Fund’s investment management agreement separately from those of the other Funds.
This description is not intended to include all of the factors considered by the Board. The Board members did not identify any particular information or factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. Additionally, the information and factors considered, and weight placed on any particular information or factor may change over time. The Board focused on the costs and benefits of the Agreements to each Fund and, through the Fund, its shareholders.
Nature, Extent, and Quality of Services
With respect to the nature, extent, and quality of the services provided, the Board considered the investment philosophy and decision-making processes of, and the qualifications, experience, capabilities, and succession plans of, and the resources available to, the portfolio management personnel of Management who perform services for the Funds. The Board noted that Management also provides certain administrative services, including fund accounting, and compliance services. The Board also considered Management’s policies and practices regarding brokerage, commissions, other trading costs, capital market support and analysis, and allocation of portfolio transactions, and reviewed the quality of the execution services that Management had provided. Moreover, the Board considered Management’s approach to potential conflicts of interest both generally and between the Funds’ investments and those of other funds or accounts managed by Management.
The Board recognized the extensive range of services that Management provides to the Funds beyond the investment management services. The Board noted that Management is also responsible for monitoring compliance with the Fund’s investment objectives, policies, and restrictions, as well as compliance with applicable law, including implementing regulatory initiatives of the U.S. Securities and Exchange Commission and other regulators. The Board considered that Management assumes significant ongoing entrepreneurial and business risks as the investment adviser and sponsor to the Funds, for which it is entitled to reasonable compensation. The Trustees also considered that Management’s responsibilities include continual management of investment, operational, cybersecurity, enterprise, valuation, liquidity, legal, regulatory, and compliance risks as they relate to the Funds, and the Board considers on a regular basis information regarding Management’s processes for monitoring and managing risk. In this regard, the Board considered the business risks taken by Management to launch exchange-traded funds and to convert certain mutual funds to exchange-traded funds.
The Board also reviewed and evaluated Management’s activities under its contractual obligation to oversee the Funds’ various outside service providers, including its renegotiation of certain service providers’ fees and its evaluation of service providers’ infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. The Board also considered Management’s ongoing development of its own infrastructure and information technology to support the Funds through, among other things, cybersecurity, business continuity planning, and risk management. In addition, the Board noted the positive compliance history of Management, as no significant compliance problems were reported to the Board with respect to Management. The Board also considered the general structure of the portfolio managers’ compensation and whether this structure provides appropriate incentives to act in the best interests of the Funds. The Board also considered the ability of Management to attract and retain qualified personnel to service the Funds and the ability to plan for succession.
Fund Performance
The Board requested a report from an outside consulting firm that specializes in the analysis of fund industry data that compared each Fund’s performance, along with its fees and other expenses, to various peers, including a group of industry peers ("Expense Group") and a broader universe of funds pursuing generally similar strategies with the same investment classification and/or objective ("Performance Universe"). The Board considered each Fund’s performance and fees in light of the limitations inherent in the consulting firm’s methodology for constructing such comparative groups and determining which investment companies should be included in the comparative groups, noting differences as compared to certain fund industry ranking and rating systems. The Board also considered the impact and inherent limitation on the comparisons due to the number of funds included in certain of the Funds’ Expense Groups and Performance Universes.
With respect to investment performance, the Board considered information regarding each Fund’s short-, intermediate- and long-term performance, as applicable, net of the Fund’s fees and expenses, on an absolute basis, relative to a benchmark index that does not deduct the fees or expenses of investing, and compared to the net performance of its Performance Universe. The Board also reviewed performance in relation to certain measures of the degree of investment risk undertaken by the portfolio managers.
In the case of underperformance for any of the periods reported, the Board considered the magnitude and duration of that underperformance relative to the Performance Universe and/or the benchmark (e.g., the amount by which a Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark). For those Funds that the Board identified as having underperformed their benchmark indices and/or Performance Universe to an extent, or over a period of time, that the Board felt warranted additional inquiry, the Board discussed with Management each such Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that Management had taken, or intended to take, to improve performance.  The Board also considered Management’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance. In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of the Agreements and that, after considering all relevant factors, it can determine to approve the continuation of the Agreements after its review of a Fund’s relative performance.
Fee Rates, Profitability, and Fall-out Benefits
With respect to the overall fairness of the Agreements, the Board considered the fee structure for each Fund under the Agreements as compared to the Expense Group provided by the consulting firm, as discussed above. The Board reviewed a comparison of each Fund’s management fee to its Expense Group.
The Board considered Disrupters’ unitary fee structure, under which the Fund pays for the advisory and supervisory and administrative services it requires for one set fee. In return for this unitary fee, Management provides or obtains certain of the services necessary for fund operations including, but not limited to, investment advisory, custody, audit, administrative, compliance and recordkeeping services.
For the Traditional Fee ETFs, the Board also reviewed a comparison of a Fund’s total expense ratio against its Expense Group, noting that the comparative total expense ratio analysis includes, in a Fund’s management fee, the separate administrative fees paid to Management.  However, the Board noted the unitary fee structure of many of peer funds in each Fund’s Expense Group under which those funds pay for the advisory, supervisory, and administrative services for one set fee and noted the traditional fee structure of each Fund, consisting of separate management and administrative fees.  Accordingly, the Board considered a Fund’s total expense ratio as compared with its peer group as a way of taking account of the differences in fee structure between the funds.
The Board compared each Fund’s contractual and actual management fees to the contractual and actual management fees, respectively, of that Fund’s Expense Group. (The actual management fees are the contractual management fees reduced by any fee waivers or other adjustments.) The Board also compared each Fund’s total expenses to the total expenses of that Fund’s Expense Group. Where a Fund’s management fee or total expenses were relatively higher than the Expense Group, the Board considered whether specific portfolio management, administration or oversight needs contributed to the Fund’s management fee or total expenses. The Board also noted that for each of the Funds, the overall expense ratio is maintained through a contractual or voluntary fee cap and/or expense reimbursements by Management.
In concluding that the benefits accruing to Management by virtue of its relationship with each Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to that Fund, the Board reviewed specific data as to Management’s estimated profit or loss on each Fund for a recent period on a pre-tax basis without regard to distribution expenses. (The Board also reviewed data on Management’s estimated profit or loss on each Fund after distribution expenses and taxes were factored in, as indicators of the health of the business and the extent to which Management is directing its profits into the growth of the business.)  The Board considered the cost allocation methodology that Management used in developing its estimated profitability figures. In addition, the Board engaged an independent accounting firm in prior years to review the profitability methodology utilized by Management when preparing this information and, discussed with the accounting firm its conclusion that Management’s process for calculating and reporting its estimated profit or loss aligned with the accounting firm’s guiding principles and industry practices.
The Board further noted Management’s representation that its estimate of profitability is derived using a methodology that is consistent with the methodology used to assess and/or report measures of profitability elsewhere at the firm. In addition, the Board recognized that Management’s calculations regarding its costs may not reflect all risks, including regulatory, legal, operational, cybersecurity, reputational, and, where appropriate, entrepreneurial risks, associated with offering and managing a fund in the current regulatory and market environment. The Board also considered any fall-out (i.e., indirect) benefits likely to accrue to Management or its affiliates from their relationship with each Fund. The Board recognized that Management should be entitled to earn a reasonable level of profits for services it provides to each Fund and, based on its review, concluded that Management’s reported level of estimated profitability, if any, on each Fund was reasonable.
Information Regarding Services to Other Clients
The Board also considered whether there were other funds or separate accounts that were advised or sub-advised by Management or its affiliates with investment objectives, policies, and strategies that were similar to those of any of the Funds. In the cases where such funds or separate accounts exist, the Board compared the fees charged to the respective Fund to the fees charged to such comparable funds and/or separate accounts. The Board considered the reasonableness of any differences between the fees charged to a Fund and such comparable funds and/or separate accounts, and determined that differences in fees and fee structures were consistent with the differences in the management and other services provided. The Board explored with Management its assertion that to the extent the rates of fees paid by some such accounts were lower than the fee rates paid by the corresponding Funds, the differences reflected Management’s greater level of responsibilities and significantly broader scope of services to the Funds, the more extensive regulatory obligations and risks associated with managing the Funds, and other financial considerations with respect to the sponsorship and maintenance of the Funds.
Economies of Scale
The Board also evaluated apparent or anticipated economies of scale in relation to the services Management provides to each Fund. The Board considered whether each Fund’s fee structure provides for a reduction of payments resulting from the use of breakpoints, the size of any breakpoints in each Fund’s advisory fees, and whether any such breakpoints are set at appropriate asset levels. The Board also compared the breakpoint structure to that of the Expense Group. In addition, the Board considered the expense limitation and/or fee waiver arrangements that reduce each Funds’ expenses at some or all asset levels, which can have an effect similar to breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if a Fund’s assets decline.
The Board considered that the unitary fee provides benefits that are substantially similar to economies of scale because the Fund maintains the fixed unitary fee even if the Fund’s assets decline and/or operating costs increase.
The Trustees took into account that certain Funds do not have breakpoints in their fees. For Funds that do not have breakpoints, the Board considered that setting competitive fee rates and pricing a Fund to scale before it has actually experienced an increase in assets are other means of sharing potential economies of scale with shareholders.  The Board also considered that Management has provided, at no added cost to the Funds, certain additional services, including but not limited to, services required by new regulations or regulatory interpretations, services impelled by changes in the securities markets or the business landscape, and/or services requested by the Board. The Board considered that this is a way of sharing economies of scale with the Funds and their shareholders.
Fund-by-Fund Analysis
With regard to the investment performance of each Fund and the fees charged to each Fund, the Board considered the following information. The Performance Universes referenced in this section are those identified by the consulting firm, as discussed above, and the risk/return ratios referenced are the Sharpe ratios provided by the consulting firm. With respect to performance quintile rankings for a Fund compared to its Performance Universe, the first quintile represents the highest (best) performance, and the fifth quintile represents the lowest performance. With respect to the quintile rankings for fees and total expenses (net of waivers or other adjustments, if any) for a Fund compared to its Expense Group, the first quintile represents the lowest (best) fees and/or total expenses and the fifth quintile represents the highest fees and/or total expenses.
• China Equity ETF— The Board considered that the Fund is the successor to the Neuberger Berman Greater China Equity Fund (the "Predecessor") following the conversion of the Predecessor, an open-end mutual fund, to the Fund as an exchange-traded fund.  Performance information prior to October 13, 2023 is that of the Predecessor since the Fund had not commenced operations prior to that date.  The Board considered that based on performance data for the periods ended March 31, 2025: (1) as compared to its benchmark, the Fund’s performance was higher for the 1- and 10-year periods and lower for the 3- and 5-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the fourth quintile for the 1- and 3-year periods, the fifth quintile for the 5-year period, and the second quintile for the 10-year period.  The Board also considered that for the 7-month period ending July 31, 2025, the Fund outperformed its benchmark.  The Board also took into account the differences between the Fund and the Predecessor related to their different principal investment strategies, benchmark index, and portfolio management teams.  The Board also considered that as of July 2024, management of the Fund is under a new portfolio manager. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee and total expenses each ranked third out of five funds and actual management fee net of fees waived by Management ranked first out of five funds.
• Commodity Strategy ETF— The Board considered that the Fund is the successor to the Neuberger Berman Commodity Strategy Fund (the "Predecessor") following the conversion of the Predecessor, an open-end mutual fund, to the Fund as an exchange-traded fund.  Performance information prior to October 21, 2022 is that of the Predecessor since the Fund had not commenced operations prior to that date.  The Board considered that based on performance data for the periods ended March 31, 2025: (1) as compared to its benchmark, the Fund’s performance was lower for the 1-year period and higher for the 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the third quintile for the 1-year period, the second quintile for the 3- and 5-year periods, and the first quintile for the 10-year period.  The Board also considered that for the 7-month period ending July 31, 2025, the Fund outperformed its benchmark and ranked in the first quintile of both its Morningstar and Lipper peer categories. The Board also took into account that the Fund showed a risk/return ratio that was better than the median of its Performance Universe for the 3- and 5-year periods, meaning that per unit of risk taken versus a presumed risk-free investment, the Fund achieved a higher level of return than the median of its Performance Universe for that same period. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee ranked in the second quintile, actual management fee net of fees waived by Management ranked in the first quintile, and total expenses ranked in the fourth quintile.
• Core Equity ETF— The Board considered that the Fund had limited performance history as it was launched in July 2024.  The Board also considered that for the 7-month period ending July 31, 2025, the Fund outperformed its benchmark and ranked in the first quintile of both its Morningstar and Lipper peer categories. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee, total expenses and the actual management fee net of fees waived by Management each ranked in the first quintile.
• Disrupters ETF— The Board considered that, based on performance data for the periods ended March 31, 2025: (1) as compared to its benchmark, the Fund’s performance was lower for the 1-year period; and (2) as compared to its Performance Universe, the Fund’s performance was in the fifth quintile for the 1-year period.  The Board considered that the Fund had limited performance history as it was launched in March 2022 and also considered the market environment since inception.  The Board also considered that for the 7-month period ending July 31, 2025, the Fund outperformed its benchmark and ranked in the first quintile of its Lipper peer category and the second quintile of its Morningstar peer category. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee, total expenses, and the actual management fee net of fees waived by Management each ranked in the second quintile.
• Japan Equity ETF— The Board considered that the Fund had limited performance history as it was launched in September 2024.  The Board also considered that for the 7-month period ending July 31, 2025, the Fund outperformed its benchmark and ranked in the second quintile of its Morningstar peer category and the third quintile of its Lipper peer category. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee, actual management fee net of fees waived by Management and total expenses each ranked first out of three funds.
• Option Strategy ETF— The Board considered that the Fund is the successor to the Neuberger Berman U.S. Equity Index PutWrite Strategy Fund (the "Predecessor") following the conversion of the Predecessor, an open-end mutual fund, to the Fund as an exchange-traded fund.  Performance information prior to January 26, 2024 is that of the Predecessor since the Fund had not commenced operations prior to that date.  The Board considered that based on performance data for the periods ended March 31, 2025: (1) as compared to its benchmark, the Fund’s performance was higher for the 1-, 3- and 5-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the second quintile for the 1- and 5-year periods and the third quintile for the 3-year period.  The Predecessor Fund was launched in 2016 and therefore does not have 10-year performance for the period.  In addition, the Board met with the portfolio management team in June 2025. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee and actual management fee net of fees waived by Management each ranked in the first quintile and total expenses ranked in the third quintile.
• Small-Mid Cap ETF— The Board considered that, based on performance data for the periods ended March 31, 2025: (1) as compared to its benchmark, the Fund’s performance was lower for the 1-year period; and (2) as compared to its Performance Universe, the Fund’s performance was in the fourth quintile for the 1-year period.  The Board considered that the Fund had limited performance history as it was launched in March 2024.  The Board also considered that for the 7-month period ending July 31, 2025, the Fund ranked in the third quintile of its Lipper peer category.  In addition, the Board met with the portfolio management team in October 2025. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee and total expenses each ranked in the fourth quintile and the actual management fee net of fees waived by Management ranked in the first quintile.  In addition, the Board discussed Management’s determination to decrease its investment advisory fee, effective April 1, 2025, and to institute a contractual management fee waiver for the Fund and a corresponding reduction in the Fund’s expense limitation, neither of which was captured in the data used for comparison purposes to the Fund’s Expense Group.
Conclusions
In approving the continuation of the Agreements, the Board concluded that, in its business judgment, the terms of each Agreement are fair and reasonable to each Fund and that approval of the continuation of the Agreements is in the best interests of each Fund and its shareholders. In reaching this determination, the Board considered that Management could be expected to continue to provide a high level of service to each Fund; that the performance of each Fund was satisfactory over time, or, in the case of a Fund that underperformed relative to its Performance Universe, that the Board retained confidence in Management’s capabilities to manage each Fund; that each Fund’s fee structure appeared to the Board to be reasonable given the nature, extent, and quality of services provided; and that the benefits accruing to Management and its affiliates by virtue of their relationship with each Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to each Fund. The Board’s conclusions are based in part on its consideration of materials prepared in connection with the approval or continuance of the Agreements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year, in addition to material prepared specifically for the most recent annual review of the Agreements.

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus which you can obtain by calling 877.628.2583. An investor should consider carefully a Fund’s investment objectives, risks and fees and expenses, which are described in its prospectus, before investing.
Y0034  04/26

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
877.628.2583
www.nb.com/ETF

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
The response to this item is included in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
The response to this item is included in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The remuneration paid to trustees, officers, and others for each series is disclosed in the Registrant's financial statements, which is included in Item 7 of this Form N-CSR.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The statement regarding the basis for the approval of the investment advisory contracts is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 13.  Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the Registrant.
Item 15.  Submission of Matters to a Vote of Security Holders.
There were no changes to the procedures by which shareholders may recommend nominees to the Board.
Item 16.  Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 18. Recovery of Erroneously Awarded Compensation.
Not applicable to the Registrant.
Item 19.  Exhibits.
(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger High Yield Strategies Fund Inc.’s Form N-CSR, Investment Company Act file number 811-22396 (filed December 30, 2025).

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman ETF Trust

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: May 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: May 1, 2026

By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date: May 1, 2026